-------------------------------------------------------------------------------

                                   UAM FUNDS
                       BHM&S TOTAL RETURN BOND PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer        Michael E. DeFao
Trustee, President      Secretary
and Chairman
                        Karl O. Hartmann
John T. Bennett, Jr.    Assistant Secretary
Trustee
                        Gary L. French
Philip D. English       Treasurer
Trustee
                        Robert R. Flaherty
William A. Humenuk      Assistant Treasurer
Trustee
                        Gordon M. Shone
Peter M. Whitman, Jr.   Assistant Treasurer
Trustee

William H. Park
Vice President
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Barrow, Hanley, Mewhinney & Strauss, Inc.
 3232 McKinney Avenue, 15th Floor
 Dallas, TX 75204
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]

                                 BHM&S TOTAL
                                 RETURN BOND
                                  PORTFOLIO

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

Dear Shareholders:

Over the last fiscal year ended April 30 interest rates have changed following different perceptions of economic growth. Initially the long Treasury bond moved to higher rates on concerns of an economy that was growing too fast so as to increase inflation. The peak in rates occurred on June 12, 1996 at 7.20%. The fall of 1996 saw signs of a slowing economy with renewed evidence that inflation was not a problem. Accordingly the long Treasury bond moved to lower rates with a low of 6.36% on December 3.

The new year witnessed concern about economic strength leading to modest wage rate increases. Finally, the Federal Reserve moved on March 25 to raise the Federal Funds rate 25 basis points to 5.5%. Investors are concerned about future Federal Reserve action on further rate hikes, but the market's increased rates may already be slowing the economy as recent economic reports indicate. The fiscal year ended with long Treasury bond rates little changed at 6.95%. The following table reviews Treasury rates from short term to the long bond.

                            TREASURY INTEREST RATES

            TREASURY             4/30/96                     4/30/97                     CHANGE
            --------             -------                     -------                     ------
            3 Month               5.15                        5.24                        0.09
            6 Month               5.30                        5.52                        0.22
            1 Year                5.61                        5.89                        0.28
            3 Year                6.18                        6.40                        0.22
            5 Year                6.41                        6.57                        0.16
            10 Year               6.67                        6.71                        0.04
            30 Year               6.90                        6.95                        0.05

                  Source: Bloomberg

The consensus outlook for the balance of 1997 remains concerned about the rate of economic growth and a gradual uptick in wage/inflation pressures. The market traded down in price, anticipating a move by the Federal Reserve in coming months as Chairman Greenspan has recently expressed concern about pressures beginning to build in labor markets. Most, however, expect rates to remain in the fairly narrow range that has prevailed now for months as inflation remains remarkably subdued for the sixth year in a row.

This market environment--range bound interest rates--benefits our investment management style. We are a "bottom-up, rate neutral, value manager" focused not on market timing but on security and sector selection. This process seeks to produce a yield in the portfolio higher than the market benchmark and a portfolio of undervalued securities that will outperform the market regardless of the change in interest rates. Our focus, therefore, is on the so-called "spread sectors"--corporates, mortgages, and asset-backed securities that offer higher yields and price appreciation potential. This strategy has proved rewarding. Corporates outperformed Treasuries consistently with very few surprises. Likewise, asset-backed securities performed extraordinarily well despite delinquency concerns and increased supply. Finally, mortgages were a real standout; reduced prepay fears, declining volatility, and strong demand were all factors in their strong showing. At April 30, 1997, the 30 day SEC yield for the Institutional Class shares was 6.69% and the 30 day SEC yield for the Institutional Service Class shares was 6.44%.

Other current Portfolio characteristics are as follows:

                                    4/30/97     4/30/97
                                     BHM&S      LEHMAN
                                  TOTAL RETURN AGGREGATE
                                      BOND       BOND
                                   PORTFOLIO     INDEX
                                  ------------ ---------
        Superior Returns
          Yield to Maturity           7.1%       7.0%
        Below Average Volatility
          Current Yield               7.3%       7.1%
          Quality                     AA+         AAA
          Average Maturity          8.2 Yrs.   8.8 Yrs.
          Modified Duration         5.2 Yrs.   5.2 Yrs.
        Sectors*
          U.S. Treasury              30.4%       50.7%
          Mortgage-Backed            30.1%       30.2%
          Asset-Backed                5.0%       0.9%
          Industrial                 15.2%       6.4%
          Utility                     2.1%       3.1%
          Finance                    13.7%       5.3%
          Yankee                      0.0%       3.4%
          Cash                        2.1%        N/A

           * Sector percentages are based on net assets.

BHM&S TOTAL RETURN BOND PORTFOLIO INVESTMENT STRATEGIES

 . CORPORATES: INCREMENTAL RETURNS CAN BE ACHIEVED THROUGH ANTICIPATING QUALITY
  IMPROVEMENT NARROWING YIELD SPREADS TO TREASURIES. Corporates outperformed Treasuries consistently. The ongoing demand for yield and investment grade securities, together with improving quality of earnings, balance sheets, and equity markets, gave corporate bonds good performance. However, with spreads quite narrow, a more focused credit strategy is required for achieving better returns.

  The strength of our credit research effort was rewarded during the last year as we owned seven credit-related securities whose ratings were upgraded during the year while none were downgraded. Corporate names that were upgraded include Chase, Chrysler, Dresser, NationsBank, Sears, Tenneco, and Travelers. Our activity in the "Baa/BBB" sector contributed to our value added results, specifically Tenneco, which on the strengths of their corporate restructuring and desire to lower the cost of borrowings, cash tendered for securities we owned at a yield spread over Treasuries of only 10 basis points.

 . MORTGAGES: EMPIRICAL DURATION MEASURES CONTINUE TO PROVIDE A MORE ACCURATE
  TRACKING OF PRICE MOVEMENT FOR MORTGAGES. This sector produced the best results of the year! Strong supply/demand technicals coupled with fundamentals led us to favor mortgage securities. Despite the absence of historically strong demand by insurance companies (S&P's convexity test for capital adequacy fueled the shift in asset allocation away from the sector) total return buyers filled the void. Our decision to overweight the sector, supported by our use of empirical durations, contributed to our performance for the year. We ended the year with a market weighting as most of the "value" has been recognized in the market.

 . ASSET-BACKED SECURITIES: DEMAND FOR STABLE, HIGHLY LIQUID TREASURY AND
  CORPORATE ALTERNATIVES REMAIN STRONG. Despite rising consumer credit concerns, asset-backed securities experienced tremendous demand from investors seeking higher yielding, liquid, AAA-rated securities. Asset-backed Securities were second in performance only to mortgages for the year. With virtually the same yield premiums as alternative corporates, demand for asset-backed bonds was strong throughout the year. Consumer balance sheet leverage renews our focus on deal structures.

 . TREASURY YIELD CURVE: Despite general higher rates over the course of the year, our strategy of "riding the yield curve" to capture the benefits of "roll-down," with a portfolio duration marginally shorter than the market, proved rewarding. With the curve positive +68 basis points for 2-30 year maturities at year end, the curve was slightly less positive reflecting Federal Reserve actions. Maturities of 3-4 years, 7-8 years, and 18-20 years are favored areas of the curve.

INVESTMENT PERFORMANCE

The Portfolio has two separate classes of shares, Institutional Class Shares ("Institutional Shares") and Institutional Service Class Shares ("Service Shares"). For the twelve months ended April 30, 1997, the performance has improved for both classes of shares since the October, 1996 Semi-Annual Report. The total return, encompassing both price change and income, for the Institutional Shares was 6.75% and the return of the Service Shares was 6.47%, compared to the Lehman Aggregate Bond Index return of 7.08%. The slight shortfall in performance for both classes of shares compared to the market index is explained by fund expenses that are not included in the market index's return. Beginning with this report, we are now comparing the Portfolio's performance to the Lehman Aggregate Bond Index rather than the Salomon Brothers Broad Investment--Grade Bond Index. The Lehman Aggregate Bond Index is a better benchmark for the type of securities we hold in the Portfolio.

We are continuing to work diligently on improving the prospects for this mutual fund. Assets have grown from $5.3 mil. to $17.1 mil. over the last fiscal year. The Portfolio's NASDAQ ticker symbol is BHMSX. We have held the Portfolio's expense ratio below Morningstar's average for bond funds. We hope this review answers your questions regarding the Portfolio's management.

                                          Sincerely,

                                          /s/ John S. Williams, C.F.A.

                                          John S. Williams, C.F.A.
                                          Principal

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
            COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
                   BHM&S TOTAL RETURN BOND PORTFOLIO AND THE
          SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX AND THE
                         LEHMAN AGGREGATE BOND INDEX

                          [LINE GRAPH APPEARS HERE]

                BHM&S TOTAL RETURN              BHM&S TOTAL RETURN              SALOMON BROTHERS BROAD          LEHMAN AGGREGATE
           BOND PORTFOLIO-INSTITUTIONAL     BOND PORTFOLIO-INSTITUTIONAL      INVESTMENT-GRADE BOND INDEX+         BOND INDEX+
                   CLASS SHARES                SERVICE CLASS SHARES
11/1/95*             10,000                          10,000                             10,000                       10,000
4/30/96              10,008                           9,993                             10,017                       10,053
4/30/97              10,684                          10,640                             10,738                       10,738

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
--------------------------------------------------------------------------------
                1 YEAR                          SINCE 11/1/95*
--------------------------------------------------------------------------------
INSTITUTIONAL        INSTITUTIONAL        INSTITUTIONAL        INSTITUTIONAL
CLASS SHARES     SERVICE CLASS SHARES     CLASS SHARES     SERVICE CLASS SHARES
--------------------------------------------------------------------------------
    6.75%                6.47%                4.51%                4.23%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

*  Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

+ The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

                     Definition of the Comparative Indices
                     -------------------------------------
The Salomon Brothers Broad Investment-Grade (BIG) Bond Index is a market-capitalization weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB- or better) and mortgage securities. All issues mature in one year or more and have at least $50 million face amount outstanding for entry to the BIG Index. Issues exit the Index when their face amount outstanding drops below $25 million, or they fail the maturity or credit tests. The exit and entry criteria for mortgage issues is $200 million for each coupon.

The Lehman Aggregate Bond Index is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

Please note that one cannot invest in an unmanaged index.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                             FACE
                                                            AMOUNT     VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (31.0%)
--------------------------------------------------------------------------------
BANKS (6.7%)
 Chase Manhattan Corp.
  8.625%, 05/01/02....................................... $  400,000 $   426,716
 Chemical NY Corp.
  9.75%, 06/15/99........................................    205,000     217,778
 NationsBank Corp. Senior Notes
  7.00%, 09/15/01........................................    500,000     501,320
                                                                     -----------
                                                                       1,145,814
--------------------------------------------------------------------------------
FINANCIAL (7.0%)
 Associates Corp. of North America
  6.57%, 10/04/99........................................    200,000     198,920
 Chrysler Financial Corp.
  6.95%, 03/25/02........................................    500,000     498,230
 Ford Motor Credit Corp.
  6.375%, 09/15/99.......................................    200,000     198,714
  6.80%, 04/23/01........................................    300,000     299,016
                                                                     -----------
                                                                       1,194,880
--------------------------------------------------------------------------------
INDUSTRIAL (13.5%)
 Atlantic Richfield Co.
  8.50%, 04/01/12........................................    225,000     245,983
 Dresser Industries, Inc.
  6.25%, 06/01/00........................................    500,000     492,500
 May Department Stores Co.
  7.625%, 08/15/13.......................................    350,000     349,366
 Millennium America, Inc.
  7.00%, 11/15/06........................................    250,000     239,162
 Sears Roebuck Acceptance
  7.26%, 04/21/03........................................    500,000     502,500
 Texaco Capital Corp.
  6.19%, 07/09/03........................................    500,000     476,335
                                                                     -----------
                                                                       2,305,846
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                              FACE
                                                             AMOUNT     VALUE+
---------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
---------------------------------------------------------------------------------
TRANSPORTATION (1.7%)
 Federal Express Corp.
  9.65%, 06/15/12......................................... $  250,000 $   293,440
---------------------------------------------------------------------------------
UTILITIES (2.1%)
 Southern California Edison Co.
  8.25%, 02/01/00.........................................    115,000     118,808
 U.S. West Capital Funding, Inc.
  6.85%, 01/15/02.........................................    250,000     247,457
                                                                      -----------
                                                                          366,265
---------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $5,344,645)...........              5,306,245
---------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (30.4%)
---------------------------------------------------------------------------------
U.S. TREASURY BONDS (19.0%)
  10.375%, 11/15/12.......................................    700,000     879,704
  11.25%, 02/15/15........................................    455,000     651,078
  8.75%, 05/15/17.........................................  1,260,000   1,489,358
  8.125%, 08/15/19........................................    205,000     229,377
                                                                      -----------
                                                                        3,249,517
---------------------------------------------------------------------------------
U.S. TREASURY NOTE (11.4%)
  7.125%, 02/29/00........................................  1,925,000   1,958,996
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $5,245,054)........              5,208,513
---------------------------------------------------------------------------------
AGENCY SECURITIES (30.1%)
---------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (17.1%)
 Gold Pool #C00436
  7.50%, 12/01/25.........................................  2,928,796   2,917,813
---------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.8%)
 Gold Pool #E20271
  7.00%, 11/01/11.........................................    434,068     430,131
 Pool #349359
  7.00%, 06/01/26.........................................  1,293,116   1,252,707
                                                                      -----------
                                                                        1,682,838
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                            FACE
                                                           AMOUNT     VALUE+
-------------------------------------------------------------------------------
AGENCY SECURITIES--(CONTINUED)
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.2%)
 Pool #407633
  7.50%, 07/15/25....................................... $  547,353 $   543,248
-------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $5,135,967)...............              5,143,899
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.0%)
-------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust
  Series 1996-C A3
   5.95%, 11/15/03......................................    150,000     148,875
 Chase Manhattan Credit Card Master Trust
  Series 1996-4, Class A
   6.73%, 02/15/03......................................    500,000     502,500
 NationsBank Auto Owner Trust
  Series 1996-A A3
   6.375%, 07/15/00.....................................    200,000     200,322
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $858,742)...........                851,697
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.1%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $358,052,
  collateralized by $360,050 of various U.S. Treasury
  Notes, 4.75%-6.125%, due from 08/31/98-10/31/98,
  valued at $358,288 (COST $358,000)....................    358,000     358,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.6%) (COST $16,942,408)(a).........             16,868,354
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.4%)...............                238,606
-------------------------------------------------------------------------------
NET ASSETS (100%).......................................            $17,106,960
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $16,951,433. At April 30, 1997, net unrealized depreciation for all securities based on tax cost was $83,079. This consisted of aggregate gross unrealized appreciation for all securities of $26,021 and aggregate gross unrealized depreciation for all securities of $109,100.

   The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................. $16,942,408
                                                                   ===========
 Investments, at Value............................................ $16,868,354
 Cash.............................................................         767
 Interest Receivable..............................................     246,690
 Receivable for Portfolio Shares Sold.............................      57,582
 Receivable due from Investment Adviser--Note B...................      21,459
 Other Assets.....................................................          60
-------------------------------------------------------------------------------
  Total Assets....................................................  17,194,912
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Portfolio Shares Redeemed............................      28,223
 Payable for Administrative Fees--Note C..........................       8,942
 Payable for Distribution and Service Fees--Note E................       3,106
 Payable for Account Services Fees--Note F........................       2,954
 Payable for Trustees' Fees--Note G...............................         521
 Other Liabilities................................................      44,206
-------------------------------------------------------------------------------
  Total Liabilities...............................................      87,952
-------------------------------------------------------------------------------
NET ASSETS........................................................ $17,106,960
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $17,107,733
 Undistributed Net Investment Income..............................     117,102
 Accumulated Net Realized Loss....................................     (43,821)
 Unrealized Depreciation..........................................     (74,054)
-------------------------------------------------------------------------------
NET ASSETS........................................................ $17,106,960
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Net Assets....................................................... $13,062,040
 Net Asset Value, Offering and Redemption Price Per Share
  1,311,135 shares outstanding (unlimited authorization, no par
  value).......................................................... $      9.96
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Net Assets....................................................... $ 4,044,920
 Net Asset Value, Offering and Redemption Price Per Share
  406,663 shares outstanding (unlimited authorization, no par
  value).......................................................... $      9.95
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended April 30, 1997

---------------------------------------------------------------------------------
INTEREST INCOME
 Interest.....................................................          $768,681
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.................................................. $40,683
  Less: Fees Waived........................................... (40,683)      --
                                                               -------
 Administrative Fees--Note C..................................            82,921
 Audit Fees...................................................            12,954
 Printing Fees................................................            28,301
 Filing and Registration Fees.................................            29,185
 Distribution and Service Fees--Note E........................             7,616
 Legal Fees...................................................             6,829
 Custodian Fees--Note D.......................................             2,285
 Account Services Fees--Note F................................             2,954
 Trustees' Fees--Note G.......................................             2,161
 Other Expenses...............................................             1,572
 Fees Assumed by Adviser--Note B..............................          (102,882)
---------------------------------------------------------------------------------
  Total Expenses..............................................            73,896
 Expense Offset--Note A.......................................            (1,904)
---------------------------------------------------------------------------------
  Net Expenses................................................            71,992
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.........................................           696,689
---------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS..............................           (41,214)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
 INVESTMENTS..................................................            61,915
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.......................................            20,701
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........          $717,390
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    NOVEMBER 1,
                                                       APRIL 30,     1995** TO
                                                         1997      APRIL 30, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income............................... $   696,689    $   99,017
 Net Realized Loss...................................     (41,214)       (2,447)
 Net Change in Unrealized Appreciation/Depreciation..      61,915      (135,969)
---------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
   From Operations...................................     717,390       (39,399)
---------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class................................    (462,628)      (38,548)
  Institutional Service Class........................    (152,667)      (24,975)
---------------------------------------------------------------------------------
 Total Distributions.................................    (615,295)      (63,523)
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE I):
 Institutional Class:
   Issued--Regular...................................  10,616,111     2,785,396
   --In Lieu of Cash Distributions...................     462,628        38,548
   Redeemed..........................................    (532,897)     (340,122)
---------------------------------------------------------------------------------
  Net Increase from Institutional Class Shares.......  10,545,842     2,483,822
---------------------------------------------------------------------------------
 Institutional Service Class:
   Issued--Regular...................................   2,374,305     2,930,372
   --In Lieu of Cash Distributions...................     152,667        24,975
   Redeemed..........................................  (1,383,926)      (20,270)
---------------------------------------------------------------------------------
  Net Increase from Institutional Service Class
   Shares............................................   1,143,046     2,935,077
---------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.......  11,688,888     5,418,899
---------------------------------------------------------------------------------
 Total Increase......................................  11,790,983     5,315,977
Net Assets:
 Beginning of Period.................................   5,315,977           --
---------------------------------------------------------------------------------
 End of Period (including undistributed net
  investment income of $117,102 and $34,746,
  respectively)...................................... $17,106,960    $5,315,977
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

** Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        INSTITUTIONAL SERVICE
                              INSTITUTIONAL CLASS               CLASS
                           -------------------------- --------------------------
                             YEAR      NOVEMBER 1,      YEAR      NOVEMBER 1,
                             ENDED       1995***        ENDED       1995***
                           APRIL 30,        TO        APRIL 30,        TO
                            1997++   APRIL 30, 1996++  1997++   APRIL 30, 1996++
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $  9.85       $10.00       $ 9.84        $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income...      0.60         0.28         0.57          0.27
 Net Realized and
  Unrealized Gain (Loss)
  on Investments.........      0.05        (0.27)        0.05         (0.27)
--------------------------------------------------------------------------------
  Total from Investment
   Operations............      0.65         0.01         0.62           --
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income...     (0.54)       (0.16)       (0.51)        (0.16)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................   $  9.96       $ 9.85       $ 9.95        $ 9.84
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN+............      6.75%        0.08%**      6.47%        (0.07)%**
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
 (Thousands).............   $13,062       $2,445       $4,045        $2,871
Ratio of Expenses to
 Average Net Assets......      0.57%        0.61%*       0.82%         0.83%*
Ratio of Net Investment
 Income to Average Net
 Assets..................      6.01%        5.53%*       5.78%         5.44%*
Portfolio Turnover Rate..       151%          55%         151%           55%
--------------------------------------------------------------------------------
Voluntarily Waived Fees
 and Expenses Assumed by
 the Adviser Per Share...   $  0.12       $ 0.23       $ 0.14        $ 0.20
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets.................      0.55%        0.55%*       0.80%         0.80%*
--------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.
*** Commencement of Operations.
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
 ++ Per share amounts are based on average outstanding shares.

    The accompanying notes are an integral part of the financial statements.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The BHM&S Total Return Bond Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were composed of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class shares and Institutional Service Class shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the BHM&S Total Return Bond Portfolio is to provide a maximum long term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  For the year ended April 30, 1997, the Portfolio expects to defer to May 1, 1997 for federal income tax purposes, post-October capital losses of $480.

  At April 30, 1997, the Portfolio had available a capital loss carryover for federal income tax purposes of $34,317 which will expire on April 30, 2005.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for paydown gains (losses), post-October capital losses and the timing of the recognition of gains or losses on investments.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of $1,016 to increase undistributed net investment income and $962 to increase accumulated net realized loss, with a decrease to paid in capital of $54.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Barrow, Hanley, Mewhinney, & Strauss, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.35% of average daily net assets. Through December 31, 1997, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.55% and 0.80% of average daily net assets of the Portfolio's Institutional Class Shares and Service Class Shares, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net

                       BHM&S TOTAL RETURN BOND PORTFOLIO
assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the year ended April 30, 1997, $82,083 was paid to CGFSC for its services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to April 30, 1997, the amount charged to the Portfolio by the Bank aggregated $294, all of which is unpaid at April 30, 1997.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolio made purchases of $16,468,317 and sales of $8,006,875 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities total $11,601,109 and $8,460,162, respectively.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, 98.1% and 84.0% of total shares outstanding were held by 4 and 4 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning more than 10% of the aggregate total shares outstanding.

K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                                                        INSTITUTIONAL SERVICE CLASS
                          INSTITUTIONAL CLASS SHARES              SHARES
                         ----------------------------- -----------------------------
                              YEAR       NOVEMBER 1,        YEAR       NOVEMBER 1,
                             ENDED         1995* TO        ENDED         1995* TO
                         APRIL 30, 1997 APRIL 30, 1996 APRIL 30, 1997 APRIL 30, 1996
                         -------------- -------------- -------------- --------------
Shares Issued...........   1,069,573       277,892         239,518       291,359
In Lieu of Cash
 Distributions..........      46,682         3,857          15,482         2,511
Shares Redeemed.........     (53,183)      (33,686)       (140,200)       (2,007)
                           ---------       -------        --------       -------
Net Increase (Decrease)
 from Capital Share
 Transactions...........   1,063,072       248,063         114,800       291,863
                           =========       =======        ========       =======

* Commencement of Operations

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
BHM&S Total Return Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the BHM&S Total Return Bond Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED):

For the year ended April 30, 1997, the percentage of income earned from direct treasury obligations was 31.65%.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer             Michael E. DeFao
Trustee, President           Secretary
and Chairman
                             Karl O. Hartmann
John T. Bennett, Jr.         Assistant Secretary
Trustee
                             Gary L. French
Philip D. English            Treasurer
Trustee
                             Robert R. Flaherty
William A. Humenuk           Assistant Treasurer
Trustee
                             Gordon M. Shone
Peter M. Whitman, Jr.        Assistant Treasurer
Trustee

William H. Park
Vice President
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Chicago Asset Management Company
 70 West Madison Street, 56th Floor
 Chicago, IL 60602
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


[LOGO OF UAM FUNDS APPEARS HERE]   UAM Funds

                                CHICAGO ASSET
                                 MANAGEMENT
                                   COMPANY
                                  PORTFOLIOS

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

Dear Shareholders:

April 30th is the annual year-end reporting period for the Chicago Asset Management Value/Contrarian Portfolio for our equity investors and the Intermediate Bond Portfolio for our fixed income clients. In this letter we will review the investment environment and returns for both portfolios. We thank you for your interest in these investment vehicles, and look forward to your continued confidence.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

In keeping with the spirit of value/contrarian investing, the Portfolio seeks to invest in issues which have clearly underperformed the market prior to purchase. The reasons for the underperformance should be identifiable, and the facts suggest the underperformance is temporary. It is believed that these issues are undervalued relative to their true potential value when current situations have improved. It is further believed that the total return achievable from such securities can potentially be greater than average due to the fact that one may achieve both the recovery from depressed valuation and the normal advance from basic operations of the underlying company.

In the year ended April 30, 1997, the market environment was quite unique. The market as measured by the Standard & Poor's 500 Index advanced strongly during that time. The advance was greatly influenced by a small number of the 500 issues which were most heavily weighted on a capitalization basis. The advance has been characterized as a momentum market whereby the strongest performing group attracts additional interest and continues to outperform most other securities. Statistics have suggested that the Index outperformed the vast majority of all mutual funds in this time period, and even over longer time periods of approximately three years. Not only is this unique to the general investing community, but it is particularly unique to a value/contrarian style. The value/contrarian underperforms most sharply during such a momentum environment when the focus is narrowed to a few securities which traditionally would have higher than market valuations and much more growth-oriented characteristics.

In view of this environment, the Portfolio performance meaningfully lagged that of the popular Standard & Poor's Index. For the year ended April 30, 1997, the Portfolio produced a total return net of expenses of +3.72% in comparison to the Standard & Poor's 500 Index return of +25.12%. Measured on a trailing six-month basis, the Portfolio returned 5.82% and the Index 14.72%. Measured on a trailing three-month basis, the Portfolio produced 0.69% in comparison to the Index return of 2.42%.

In view of the meaningful underperformance of the Portfolio in comparison to the Index for the current year, we think it is important to maintain strict adherence to our identical philosophy of our investment style and strategies as a value/contrarian portfolio manager. In our view, the long-term values which come from our investment style are greater now than they were one year ago. The securities which have lagged the market so meaningfully, which is the majority of the securities, carry above-average attractiveness in terms of historical valuations in our opinion. In fact, we are actively maintaining our normal rebalancing discipline whereby we add to current holdings which have underperformed and thereby became undersized in the total portfolio. We believe these holdings carry the potential for above-average returns and therefore want to maintain full exposure to those issues.

Conversely, funds are made available for such additional purchases by the partial sales of holdings which have outperformed most strongly and thereby became oversized in the Portfolio. We believe maintaining this disciplined focus is one of the best ways to prepare for the potential normal market rotation when focus is on the more undervalued value/contrarian type of holdings and away from the more highly valued growth-oriented issues.

Although every investment style takes its turn being out of favor relative to the market as a whole, the current environment seems to be representing a larger than normal proportion of styles which are lagging the performance of the Index. This seems to be caused by the more narrow focus of this "two-tier" kind of market whereby most of the performance is coming from such a small group of securities. We continue to believe that these are the most critical times to maintain one's identical style and discipline in order to be positioned for the probability of natural rotation back to one's own individual style.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

The year ended April 30, 1997, was another period of intermittent and significant volatility in intermediate maturity interest rates. For the full year period, short-term interest rates, as represented by U.S. Treasury Bills and Treasury Notes with maturities out to two years, showed increases of approximately 20 to 25 basis points. Longer term intermediate maturities, such as ten year Treasuries, rose a more moderate degree, less than 5 basis points. This limited overall rise in rates modestly depressed bond prices. This decline in prices offset some of the income generated by the portfolio investments and produced lower total rates of return than the prior year.

Looking back over the year, the major investment themes were predominately favorable for investors. The United States economy continued to expand. Corporate profitability continued to increase. Corporate balance sheets strengthened. The debt of companies performed favorably. Sometimes the markets become concerned that too much growth would lead to a Federal Reserve action to push up interest rates. These periods were followed by a more moderate period of growth and a realization that inflation was not reigniting. For the whole year, inflation has been much better than expected. Also contributing to a positive tone in the fixed income markets has been the strong dollar and related substantial demand for U.S. Treasury securities from private foreign investors and foreign Central Banks.

As we approached the Portfolio's fiscal year-end, the economy was going through another period of solid upward momentum. On March 25th, the Federal Open Market Committee raised its target for Fed Funds from the 5 1/4% level, which had prevailed since January, 1996, to 5 1/2%. The discount rate was left unchanged at 5%. The FOMC explained its preemptive firming of monetary policy as a response to "persisting strength in demand, which is progressively increasing the risk of inflationary imbalances in the economy." The Clinton Administration concurred with a statement that "We share the goal of maintaining economic growth with low inflation."

At this time, it is difficult to foresee whether or not future events will validate the Federal Reserve's change in policy as necessary to forestall potential future inflation. Although inflation remains a no-show, the market has taken a very defensive posture due to the Fed's altering its Fed Funds target.

In this volatile environment, the Portfolio remained focused on investing for safety and income. The Portfolio maintained its concentration in U.S. Treasury Notes, Agencies and obligations of large U.S. corporations. Corporate debt is utilized to enhance the current income and long-term return of the Portfolio. Emphasis is placed on intermediate maturity securities. This is done so that the Portfolio can seek to produce a high level of income while reducing the possibility of exposing investors to significant principal fluctuation.

The Portfolio had the following characteristics relative to the Lehman Brothers Intermediate Government/Corporate Index as of April 30, 1997:

                                                           PORTFOLIO    INDEX
                                                           ---------- ----------
      Average Maturity.................................... 4.36 Years 4.23 Years
      Average Duration.................................... 3.18 Years 3.28 Years
      Average Coupon......................................      6.49%      6.80%
      Yield to Maturity...................................      6.51%      6.59%

For the twelve months ended April 30, 1997, the Portfolio produced a total rate of return, net of expenses, of 5.53% versus the Lehman Brothers Intermediate Government/Corporate Index return of 6.41%.

CHICAGO ASSET MANAGEMENT COMPANY

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the advisor didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolios, total returns would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Performance Comparison
================================================================================
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
            CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO AND
                   THE STANDARD & POOR'S 500 INDEX (S&P 500)
--------------------------------------------------------------------------------
                       [PERFORMANCE GRAPH APPEARS HERE]

         ------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
         ------------------------------------------------------------
                       1 YEAR             SINCE 12/16/94*++
         ------------------------------------------------------------
                        3.72%                   18.19%
         ------------------------------------------------------------

                             CHICAGO ASSET MANAGEMENT
      DATE                  VALUE/CONTRARIAN PORTFOLIO    S&P 500 INDEX
      ----                  --------------------------   ---------------
      12/16/94*++                    10,000                  10,000
      04/30/95                       11,181                  11,295
      04/30/96                       14,311                  14,705
      04/30/97                       14,843                  18,399

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

++ For comparative purposes, the value of the S&P 500 Index on 12/31/94 is used as the beginning value on 12/16/94.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

Performance Comparison
================================================================================
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
           CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO AND
          THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX
--------------------------------------------------------------------------------
                       [PERFORMANCE GRAPH APPEARS HERE]

               -----------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
               -----------------------------------------------------
                        1 YEAR            SINCE 1/24/95*++
               -----------------------------------------------------
                        5.53%                 7.75%
               -----------------------------------------------------


                   CHICAGO ASSET MANAGEMENT     LEHMAN BROTHERS INTERMEDIATE
DATE               INTERMEDIATE BOND PORTFOLIO  GOVERNMENT/CORPORATE INDEX+
----               ---------------------------  ----------------------------
01/24/95*++               10,000                         10,000
04/30/95                  10,431                         10,393
04/30/96                  11,226                         11,347
04/30/97                  11,847                         12,074

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.
 * Commencement of Operations
** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.
 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions.
++ For comparative purposes, the value of the Lehman Brothers Intermediate
   Government/Corporate Index on 1/31/95 is used as the beginning value on 1/24/95.

                      DEFINITION OF THE COMPARATIVE INDEX

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Please note that one cannot invest in an unmanaged index.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (96.5%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.0%)
 Raytheon Co...............................................    9,475 $   413,347
--------------------------------------------------------------------------------
AUTOMOTIVE (6.8%)
 Ford Motor Co.............................................   13,450     467,388
 General Motors Corp.......................................    8,125     470,234
                                                                     -----------
                                                                         937,622
--------------------------------------------------------------------------------
BANKS (6.5%)
 Banc One Corp.............................................    9,825     416,334
 BankAmerica Corp..........................................    4,075     476,266
                                                                     -----------
                                                                         892,600
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (6.7%)
 IBP, Inc..................................................   19,125     454,219
 Sysco Corp................................................   13,050     463,275
                                                                     -----------
                                                                         917,494
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (3.4%)
 Deluxe Corp...............................................   15,375     470,859
--------------------------------------------------------------------------------
CHEMICALS (6.2%)
 Dow Chemical Co...........................................    5,550     471,056
 Ethyl Corp................................................   42,300     385,988
                                                                     -----------
                                                                         857,044
--------------------------------------------------------------------------------
CONSUMER DURABLES (2.3%)
 Goodyear Tire & Rubber Co.................................    5,975     314,434
--------------------------------------------------------------------------------
ELECTRONICS (3.1%)
 AMP, Inc..................................................   11,775     422,428
--------------------------------------------------------------------------------
ENERGY (3.2%)
 Mobil Corp................................................    3,400     442,000
--------------------------------------------------------------------------------
HEALTH CARE (9.5%)
 Aetna Inc.................................................    5,150     469,294
 Columbia/HCA Healthcare Corp..............................   12,075     422,625
 United Healthcare Corp....................................    8,700     423,037
                                                                     -----------
                                                                       1,314,956
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
INSURANCE (3.5%)
 Chubb Corp..................................................  8,475 $  489,431
-------------------------------------------------------------------------------
LODGING & RESTAURANTS (3.2%)
 Darden Restaurants, Inc..................................... 57,225    443,494
-------------------------------------------------------------------------------
MANUFACTURING (9.9%)
 Eastman Kodak Co............................................  5,550    463,425
 Tenneco, Inc................................................ 11,100    442,612
 Whitman Corp................................................ 19,900    460,188
                                                                     ----------
                                                                      1,366,225
-------------------------------------------------------------------------------
PAPER & PACKAGING (6.5%)
 International Paper Co...................................... 11,075    467,919
 Weyerhaeuser Co.............................................  9,475    433,481
                                                                     ----------
                                                                        901,400
-------------------------------------------------------------------------------
PHARMACEUTICALS (2.9%)
 Pharmacia & Upjohn, Inc..................................... 13,400    396,975
-------------------------------------------------------------------------------
RETAIL (6.9%)
 Nordstrom, Inc.............................................. 12,250    480,813
 The Limited, Inc............................................ 26,250    475,781
                                                                     ----------
                                                                        956,594
-------------------------------------------------------------------------------
TECHNOLOGY (6.6%)
 *Apple Computer, Inc........................................ 24,175    410,975
 International Business Machines Corp........................  3,150    506,363
                                                                     ----------
                                                                        917,338
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (6.3%)
 AT&T Corp................................................... 12,550    420,425
 Bell Atlantic Corp..........................................  6,675    452,231
                                                                     ----------
                                                                        872,656
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $12,918,760).......................        13,326,897
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             FACE
                                                            AMOUNT    VALUE+
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.1%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc., 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $424,061, collateralized
  by $426,428 of various U.S. Treasury Notes, 4.75%-
  6.125%, due from 08/31/98-10/31/98, valued at $424,341
  (COST $424,000)......................................... $424,000 $   424,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (COST $13,342,760)(a)...........           13,750,897
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (0.4%).................               53,509
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $13,804,406
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
 *  Non-Income Producing Security.
(a) The cost for federal income tax purposes was $13,342,997. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $407,900. This consisted of aggregate gross unrealized appreciation for all securities of $637,018 and aggregated gross unrealized depreciation for all securities of $229,118.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                             FACE
                                                            AMOUNT    VALUE+
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (56.1%)
-------------------------------------------------------------------------------
BANKS (13.5%)
 BankAmerica Corp. 7.625%, 06/15/04....................... $250,000 $   255,273
 Northern Trust Co. 6.50%, 05/01/03.......................  250,000     241,455
 Norwest Corp. 7.70%, 11/15/97............................  250,000     252,010
 State Street Boston Corp. 7.35%, 06/15/26................  250,000     255,612
 SunTrust Banks, Inc. 6.00%, 02/15/26.....................  275,000     254,163
 Wachovia Corp. 6.625%, 11/15/06..........................  100,000      96,357
                                                                    -----------
                                                                      1,354,870
-------------------------------------------------------------------------------
FINANCIAL SERVICES (15.3%)
 Associates Corp. of North America 7.75%, 02/15/05........  250,000     261,082
 Chrysler Financial Corp. 5.93%, 12/08/98.................  250,000     248,335
 CIT Group Holdings, Inc. 6.25%, 10/25/99.................  200,000     198,226
 Exxon Capital Corp.
  7.875%, 08/15/97........................................  105,000     105,599
  6.625%, 08/15/02........................................    9,000       8,861
 Ford Motor Credit Co.--Global Bond 6.25%, 11/08/00.......  250,000     245,460
 General Motors Acceptance Corp. 8.00%, 05/02/97..........  250,000     249,990
 General Motors Acceptance Corp.--Global Bond 6.75%,
  02/07/02................................................  100,000      98,858
 IBM Credit Corp. 6.375%, 11/01/97........................  125,000     125,160
                                                                    -----------
                                                                      1,541,571
-------------------------------------------------------------------------------
INDUSTRIAL (12.7%)
 Heinz (H.J.) Co. 5.50%, 09/15/97.........................  278,000     277,497
 Hertz Corp. 8.30%, 02/02/98..............................  250,000     253,722
 PepsiCo, Inc. 6.25%, 09/01/99............................  250,000     247,622
 Shell Oil Co. 6.625%, 07/01/99...........................  250,000     250,148
 WMX Technologies, Inc. 6.25%, 10/15/00...................  250,000     244,895
                                                                    -----------
                                                                      1,273,884
-------------------------------------------------------------------------------
RETAIL (6.8%)
 J.C. Penney & Co.
  5.375%, 11/15/98........................................   53,000      52,166
  6.90%, 08/15/26.........................................  200,000     198,764
 Motorola, Inc. 6.50%, 09/01/25...........................  300,000     292,302
 Wal-Mart Stores, Inc. 6.375%, 03/01/03...................  140,000     135,839
                                                                    -----------
                                                                        679,071
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                              FACE
                                                             AMOUNT    VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------
UTILITIES (7.8%)
 Florida Power & Light Co. 5.50%, 07/01/99................. $150,000 $   146,876
 National Rural Utilities 5.95%, 01/15/03..................  250,000     237,110
 Pennsylvania Power & Light Co. 5.50%, 04/01/98............  150,000     148,998
 Virginia Electric Power Co. 6.25%, 08/01/98...............  250,000     249,470
                                                                     -----------
                                                                         782,454
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $5,620,631)............            5,631,850
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (33.6%)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
 6.125%, 05/31/97..........................................  550,000     550,170
 5.625%, 08/31/97..........................................  500,000     499,845
 5.875%, 02/28/99..........................................  250,000     248,438
 7.75%, 01/31/00...........................................  500,000     516,560
 5.875%, 06/30/00..........................................  250,000     245,977
 5.25%, 01/31/01...........................................  250,000     239,882
 7.50%, 11/15/01...........................................  250,000     259,023
 6.125%, 12/31/01..........................................  300,000     294,798
 7.50%, 05/15/02...........................................   50,000      51,985
 6.50%, 10/15/06...........................................  475,000     467,205
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $3,360,980).........            3,373,883
--------------------------------------------------------------------------------
AGENCY SECURITIES (6.6%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 5.37%, 02/07/01...........................................  250,000     239,218
 6.40%, 09/27/05...........................................  200,000     192,718
 5.875%, 02/02/06..........................................  250,000     232,655
--------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $692,351)....................              664,591
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             FACE
                                                            AMOUNT    VALUE+
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.1%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $212,031, collateralized
  by $213,214 of various U.S. Treasury Notes,
  4.75%-6.125%, due from 08/31/98-10/31/98, valued at
  $212,170 (COST $212,000)................................ $212,000 $   212,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.4%)(COST $9,885,962)(a).............            9,882,324
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.6%).................              161,853
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $10,044,177
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $9,887,684. At April 30, 1997, net unrealized depreciation for all securities based on tax cost was $5,360. This consisted of aggregate gross unrealized appreciation for all securities of $103,374 and aggregate gross unrealized depreciation for all securities of $108,734.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

                                                    CHICAGO ASSET CHICAGO ASSET
                                                     MANAGEMENT    MANAGEMENT
                                                       VALUE/     INTERMEDIATE
                                                     CONTRARIAN       BOND
                                                      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost..............................  $13,342,760   $ 9,885,962
                                                     ===========   ===========
 Investments, at Value.............................  $13,750,897   $ 9,882,324
 Cash..............................................          569           961
 Deferred Organization Costs--Note A...............       11,701        12,254
 Receivable due from Investment Adviser--Note B....       13,427        19,471
 Dividends Receivable..............................       21,598           --
 Receivable for Investments Sold...................       18,623           --
 Receivable for Portfolio Shares Sold..............       57,176         1,078
 Interest Receivable...............................           61       171,999
 Other Assets......................................           10            90
-------------------------------------------------------------------------------
  Total Assets.....................................   13,874,062    10,088,177
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased.................       22,573           --
 Payable for Administrative Fees--Note C...........        7,652         8,274
 Payable for Account Services Fees--Note F.........           83           203
 Payable for Trustees' Fees--Note G................          454           462
 Other Liabilities.................................       38,894        35,061
-------------------------------------------------------------------------------
  Total Liabilities................................       69,656        44,000
-------------------------------------------------------------------------------
NET ASSETS.........................................  $13,804,406   $10,044,177
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital...................................  $13,283,788   $ 9,985,585
 Undistributed Net Investment Income...............       30,593        60,816
 Accumulated Net Realized Gain.....................       81,888         1,414
 Unrealized Appreciation (Depreciation)............      408,137        (3,638)
-------------------------------------------------------------------------------
NET ASSETS.........................................  $13,804,406   $10,044,177
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited
  authorization, no par value).....................    1,056,131       975,130
 Net Asset Value, Offering and Redemption Price Per
  Share............................................  $     13.07   $     10.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Year Ended April 30, 1997

                                             CHICAGO ASSET           CHICAGO ASSET
                                              MANAGEMENT              MANAGEMENT
                                                VALUE/               INTERMEDIATE
                                              CONTRARIAN                 BOND
                                               PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......................              $  50,048               $    --
 Interest........................                 11,752                577,376
----------------------------------------------------------------------------------
  Total Income...................                 61,800                577,376
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.....................  $ 13,652                $ 41,438
  Less: Fees Waived..............   (13,652)         --     (41,438)        --
                                   --------                --------
 Administrative Fees--Note C.....                 75,363                 80,225
 Custodian Fees--Note D..........                  5,081                     21
 Audit Fees......................                 12,460                 12,443
 Printing Fees...................                 22,559                 23,245
 Account Services Fees--Note F...                     83                    203
 Trustees' Fees--Note G..........                  1,986                  2,089
 Filing and Registration Fees....                 21,978                 18,723
 Amortization of Organization
  Expense--Note A................                  4,449                  4,372
 Other Expenses..................                  1,416                  6,063
 Fees Assumed by Adviser--Note B.               (124,633)               (78,563)
----------------------------------------------------------------------------------
  Total Expenses.................                 20,742                 68,821
 Expense Offset--Note A..........                   (259)                   (21)
----------------------------------------------------------------------------------
  Net Expenses...................                 20,483                 68,800
----------------------------------------------------------------------------------
NET INVESTMENT INCOME............                 41,317                508,576
----------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.                126,824                  8,536
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF
 INVESTMENTS.....................                219,469                (57,181)
----------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS...                346,293                (48,645)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......              $ 387,610               $459,931
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED   YEAR ENDED
                                                          APRIL 30,   APRIL 30,
                                                            1997         1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.................................. $    41,317   $ 12,039
 Net Realized Gain......................................     126,824     52,560
 Net Change in Unrealized Appreciation/Depreciation.....     219,469    130,882
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations..     387,610    195,481
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..................................     (20,547)   (14,741)
 Net Realized Gain......................................     (80,161)   (19,147)
--------------------------------------------------------------------------------
  Total Distributions...................................    (100,708)   (33,888)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular........................................  12,634,715     79,245
 --In Lieu of Cash Distributions........................      96,713     31,757
 Redeemed...............................................    (105,728)   (76,406)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions..........  12,625,700     34,596
--------------------------------------------------------------------------------
 Total Increase.........................................  12,912,602    196,189
Net Assets:
 Beginning of Year......................................     891,804    695,615
--------------------------------------------------------------------------------
 End of Year (including undistributed net investment
  income of $30,593 and $5,374, respectively)........... $13,804,406   $891,804
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.........................................     991,693      6,326
  In Lieu of Cash Distributions.........................       7,527      2,606
  Redeemed..............................................      (8,321)    (6,135)
--------------------------------------------------------------------------------
                                                             990,899      2,797
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED   YEAR ENDED
                                                         APRIL 30,   APRIL 30,
                                                           1997         1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................. $   508,576  $  404,686
 Net Realized Gain.....................................       8,536      60,194
 Net Change in Unrealized Appreciation/Depreciation....     (57,181)    (78,098)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.     459,931     386,782
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................    (506,282)   (388,730)
 Net Realized Gain.....................................     (22,948)    (48,388)
--------------------------------------------------------------------------------
  Total Distributions..................................    (529,230)   (437,118)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.......................................   1,826,542   2,481,207
 --In Lieu of Cash Distributions.......................     528,662     435,292
 Redeemed..............................................    (222,819)   (151,965)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........   2,132,385   2,764,534
--------------------------------------------------------------------------------
 Total Increase........................................   2,063,086   2,714,198
Net Assets:
 Beginning of Year.....................................   7,981,091   5,266,893
--------------------------------------------------------------------------------
 End of Year (including undistributed net investment
  income of $60,816 and $58,170, respectively)......... $10,044,177  $7,981,091
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................     176,865     231,545
  In Lieu of Cash Distributions........................      51,334      41,292
  Redeemed.............................................     (21,434)    (14,328)
--------------------------------------------------------------------------------
                                                            206,765     258,509
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   DECEMBER 16,
                                             YEAR ENDED YEAR ENDED  1994*** TO
                                             APRIL 30,  APRIL 30,   APRIL 30,
                                                1997       1996        1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........  $ 13.67    $ 11.14      $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income......................     0.18       0.19        0.05
 Net Realized and Unrealized Gain on
  Investments...............................     0.30       2.86        1.13
-------------------------------------------------------------------------------
  Total from Investment Operations..........     0.48       3.05        1.18
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income......................    (0.24)     (0.23)      (0.04)
 Net Realized Gain..........................    (0.84)     (0.29)        --
-------------------------------------------------------------------------------
  Total Distributions.......................    (1.08)     (0.52)      (0.04)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............  $ 13.07    $ 13.67      $11.14
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...............................     3.72%     28.00%      11.81%**
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)......  $13,804    $   892      $  696
 Ratio of Expenses to Average Net Assets....     0.95%      1.06%       0.95%*
 Ratio of Net Investment Income to Average
  Net Assets................................     1.89%      1.51%       1.54%*
 Portfolio Turnover Rate....................       21%        33%          4%
 Average Commission Rate#...................  $0.0574    $0.0600         N/A
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and Expenses
  Assumed by the Adviser Per Share..........  $  0.60    $  1.50      $ 0.58
 Ratio of Expenses to Average Net Assets
  Including Expense Offsets.................     0.95%      0.95%       0.95%*
-------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
  # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    JANUARY 24,
                                              YEAR ENDED YEAR ENDED 1995*** TO
                                              APRIL 30,  APRIL 30,   APRIL 30,
                                                 1997       1996       1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 10.39     $10.33     $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.......................     0.61       0.64       0.17
 Net Realized and Unrealized Gain on
  Investments................................    (0.05)      0.14++     0.26
-------------------------------------------------------------------------------
  Total from Investment Operations...........     0.56       0.78       0.43
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income.......................    (0.62)     (0.64)     (0.10)
 Net Realized Gain...........................    (0.03)     (0.08)       --
-------------------------------------------------------------------------------
  Total Distributions........................    (0.65)     (0.72)     (0.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............  $ 10.30     $10.39     $10.33
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+................................     5.53%      7.62%      4.31%**
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands).......  $10,044     $7,981     $5,267
 Ratio of Expenses to Average Net Assets.....     0.80%      0.84%      0.80%*
 Ratio of Net Investment Income to Average
  Net Assets.................................     5.88%      6.17%      6.20%*
 Portfolio Turnover Rate.....................       31%        24%         0%
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and Expenses Assumed
  by the Adviser Per Share...................  $  0.14     $ 0.12     $ 0.08
 Ratio of Expenses to Average Net Assets
  Including Expense Offsets..................     0.80%      0.80%      0.80%*
-------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser for the periods indicated.
 ++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

   The accompanying notes are an integral part of the financial statements.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At April 30, 1997, the UAM Funds were composed of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications as follows:

                                                          ACCUMULATED
                                           UNDISTRIBUTED      NET
   CHICAGO ASSET MANAGEMENT COMPANY        NET INVESTMENT  REALIZED   PAID IN
   PORTFOLIOS                                  INCOME     GAIN (LOSS) CAPITAL
   --------------------------------        -------------- ----------- -------
   Value/Contrarian.......................     4,449           --     (4,449)
   Intermediate Bond......................       352         4,020    (4,372)

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  5. ORGANIZATION COST: Costs incurred by each Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

  6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets, as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                                RATE
-------------------------------------------                               ------
Value/Contrarian......................................................... 0.625%
Intermediate Bond........................................................  0.48%

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net assets, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.06% of average daily net assets of the Chicago Asset Management Value/Contrarian Portfolio and 0.04% of average daily net assets for Chicago Asset Management Intermediate Bond Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee.

For the year ended April 30, 1997, CGFSC was paid the following amounts by the
Administrator:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
-------------------------------------------
Value/Contrarian....................................................... $74,076
Intermediate Bond......................................................  76,798

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolios' assets held in accordance with the custodian agreement. For the period July 17, 1996 to April 30, 1997, the amount charged to the Portfolios by the Bank is as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
-------------------------------------------
Value/Contrarian........................................................ $4,101
Intermediate Bond.......................................................    --

As of April 30, 1997, $3,469 remains unpaid for the Chicago Asset Management Value/Contrarian Portfolio.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolios' purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                 PURCHASES   SALES
-------------------------------------------                ----------- --------
Value/Contrarian Portfolio................................ $12,538,797 $436,440
Intermediate Bond Portfolio...............................   2,438,160  992,612

Purchases and sales of long-term U.S. Government securities were $1,710,941 and $1,558,551 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

I. LINE OF CREDIT: The Chicago Asset Management Intermediate Bond Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             NO. OF        %
CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS               SHAREHOLDERS OWNERSHIP
-------------------------------------------               ------------ ---------
Value/Contrarian.........................................       2        78.5
Intermediate Bond........................................       1        90.2

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Chicago Asset Management Value/Contrarian Portfolio
Chicago Asset Management Intermediate Bond Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), Portfolios of UAM Funds Trust, at April 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997

-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the year ended April 30, 1997, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 55.86% for Chicago Asset Management Value/Contrarian Portfolio.

The percentage of income earned from direct treasury obligations was 28.06% for Chicago Asset Management Intermediate Bond Portfolio.

Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio hereby designate approximately $54,000 and $8,000, respectively, as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax returns.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                          IRC ENHANCED INDEXPORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer        Michael E. DeFao
Trustee, President      Secretary
and Chairman
                        Karl O. Hartmann
John T. Bennett, Jr.    Assistant Secretary
Trustee
                        Gary L. French
Philip D. English       Treasurer
Trustee
                        Robert R. Flaherty
William A. Humenuk      Assistant Treasurer
Trustee
                        Gordon M. Shone
Peter M. Whitman, Jr.   Assistant Treasurer
Trustee

William H. Park
Vice President

-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Investment Research Company
 16236 San Dieguito Road
 Suite 2-20
 Rancho Santa Fe, CA 92067

-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]

                                     IRC
                                   ENHANCED
                                    INDEX
                                   PORTFOLIO

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

Dear Shareholders:

The IRC Enhanced Index Portfolio (the "Portfolio") managed by Investment Research Company ("IRC") returned 21.48% for the annual period ended April 30, 1997 relative to a return of 25.12% for the S&P 500 Index. During this record setting period, some segments of the market were handsomely rewarded while others experienced much more moderate returns. For example, while the S&P 500 Index soared 25.12% over the past twelve months, the S&P 400 Mid Cap Index gained only 10.15% in the same period. Likewise the returns to growth segments dominated those of the value counterparts, the S&P/BARRA Growth Index earning 30.48% compared to 19.82% for the S&P/BARRA Value Index. While the Portfolio reflects the average capitalization and industry composition of the S&P 500 Index benchmark, IRC's investment strategy favors companies with higher dividends and lower price/earnings. The Portfolio performs best during periods when investors pay attention to the relationships between pricing and underlying company fundamentals. The Portfolio's relative underperformance can be attributed to the spectacular returns earned by a relative handful of S&P 500 companies with extremely ambitious earning's expectations. IRC continues to invest in companies with solid fundamentals and relatively low volatility which we believe represent the best opportunity for long term value added.

OVERVIEW OF ECONOMIC AND MARKET CONDITIONS

The S&P 500 Index, which had a record setting year in 1995, continued to perform very well during 1996. Inflation was a concern during much of 1996; however economic data failed to show any proof of rapid price increases. Also, worry of a slowdown in GDP growth was mitigated by continued good corporate earnings during 1996. Cash continued to pour into mutual funds at record rates which helped fuel the markets' appreciation.

After the modest year-end reversal in December, 1996, the stock market resumed in January, 1997 its climb into record territory. The dominance of growth stocks during 1996 continued, with the S&P/BARRA Growth Index outperforming in January, 1997 the S&P/BARRA Value Index by 2.22% (7.83% vs. 4.61%, respectively.) However, signs of renewed inflation, weaker earnings reports and the anticipation of Federal Reserve action dominated many investor concerns during February, March and April. The market's sell-off in March was seen by many to be based in major part upon the expectation of continued short-term rate increases by the Fed. Although the market has since recovered most of its losses, and fears of further Fed action have somewhat abated, this source of volatility will most likely remain with the market through this year.

INVESTMENT STRATEGIES AND TECHNIQUES APPLIED BY IRC DURING THE PERIOD

IRC's entire investment process is based on proprietary research and years of hands on portfolio management by the firm's investment committee. Our approach to valuation and portfolio management centers around diversified positions in stable, fundamentally attractive securities. Since IRC makes no forecasts of market or economic sector returns, market and sector timing are not used. Portfolios are kept as fully invested as practicable and the economic sector weights of all portfolios closely reflect the weights of the benchmark index. While IRC's value added is independent of market direction, our performance will be strongest when investors link securities' prices to underlying fundamentals.

VALUATION

IRC adds value through systematically constructed positions in companies that are fundamentally attractive on a risk-adjusted basis. Companies must pass sector specific filters for earnings and dividends. All candidate securities must then pass through a volatility/momentum screen where the capitalization weighted geometric return to the fundamentally attractive stocks is maximized. This volatility/momentum screen ensures that we are identifying companies with a stable or improving price pattern, eliminating "value traps" which are companies that might appear to be fundamentally attractive because their prices are falling faster than their earnings or dividends.

Research performed at IRC in 1996 led to some modifications in our valuation process. Originally, our valuation screens were applied uniformly across all segments of the market. Based on observations of varying treatment of earnings and dividends across various market sectors, filters were adjusted to reflect market preferences in some sectors. For example, companies in the electronics sector are no longer excluded as buy candidates if their dividend payout is below average. However, these firms must have a P/E ratio which is below average for electronics firms.

PORTFOLIO MANAGEMENT

All acceptable candidates across economic sectors form the new investible universe used in the portfolio rebalance. This rebalance typically occurs on a 90 day cycle and the oldest one-third of each client's portfolio is re-examined. This process, which is known as time diversification, helps us to focus our buy and sell decisions on longer term fundamental attractiveness. By segregating the holdings we minimize noise transactions caused by short term price behavior, a prevalent problem which adversely affects quantitative portfolio managers. Finally, IRC evaluates the aggregate portfolio to ensure that it offers appropriate market capitalization, tracking error, and other supplemental factors. Trading is performed on a best execution basis. We make extensive use of electronic crossing networks and typically maintain a per share trade cost below 2.5 cents per share.

CURRENT OUTLOOK

IRC does not attempt to overlay its quantitative stock selection models with any type of predicted economic outlook. However, due to very high stock prices relative to historical measures of value, IRC's models have positioned the Portfolio with a distinct value bias. An integral component of IRC's strategy is to control the risk of significant underperformance in the event of a market downturn.

Investment Research Company

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
  IRC ENHANCED INDEX PORTFOLIO AND THE STANDARD & POOR'S 500 INDEX (S&P 500)



--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
--------------------------------------------------------------------------------
               1 YEAR                          SINCE 1/23/96*++
--------------------------------------------------------------------------------
               21.48%                              19.46%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                IRC ENHANCED INDEX PORTFOLIO            S&P 500 INDEX+
1/23/96*++                10,000                            10,000
4/30/96                   10,320                            10,340
4/30/97                   12,537                            12,937

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

++ For comparative purposes, the value of the S&P 500 Index on 1/31/96 is used as the beginning value on 1/23/96.

                      Definition of the Comparative Index
                      -----------------------------------
The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (91.0%)
-------------------------------------------------------------------------------
BASIC INDUSTRIES (0.8%)
 Aluminum Company of America.................................   700  $   48,912
-------------------------------------------------------------------------------
CAPITAL GOODS (5.5%)
 AlliedSignal, Inc........................................... 1,700     122,825
 Boeing Co. ................................................. 1,300     128,212
 Honeywell, Inc. ............................................   700      49,437
 McDermott International, Inc. ..............................   100       1,850
 Perkin-Elmer Corp. .........................................   100       7,263
 Tyco International Ltd. ....................................   500      30,500
                                                                     ----------
                                                                        340,087
-------------------------------------------------------------------------------
COMMUNICATIONS (8.1%)
 Ameritech Corp.............................................. 1,900     116,137
 AT&T Corp................................................... 2,200      73,700
 BellSouth Corp. ............................................ 1,300      57,850
 GTE Corp. .................................................. 1,300      59,637
 McGraw-Hill Cos., Inc.......................................   100       5,088
 SBC Communications, Inc.....................................   800      44,400
 Sprint Corp. ...............................................   600      26,325
 Time Warner, Inc. .......................................... 1,600      72,000
 US West Communications Group................................   600      21,075
 Westinghouse Electric Corp. ................................ 1,200      20,400
                                                                     ----------
                                                                        496,612
-------------------------------------------------------------------------------
COMPUTERS & OFFICE EQUIPMENT (8.1%)
 Automatic Data Processing, Inc. ............................ 2,900     131,225
 Hewlett-Packard Co. ........................................   200      10,500
 International Business Machines Corp........................ 1,300     208,975
 Pitney Bowes, Inc........................................... 2,100     134,400
 Shared Medical Systems Corp.................................   400      16,850
                                                                     ----------
                                                                        501,950
-------------------------------------------------------------------------------
CONSTRUCTION (0.4%)
 Kaufman & Broad Home Corp................................... 1,600      22,200
 Louisiana-Pacific Corp......................................   200       3,725
                                                                     ----------
                                                                         25,925
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
CONSUMER DURABLES (0.5%)
 TRW Inc. ....................................................   600  $   31,275
--------------------------------------------------------------------------------
CONSUMER FOODS (8.6%)
 American Brands, Inc.........................................   900      48,375
 Brown-Forman Corp., Class B.................................. 1,000      50,500
 Coca Cola Co. ............................................... 1,000      63,625
 ConAgra, Inc.................................................   600      34,575
 Heinz (H.J.) Co..............................................   400      16,600
 Philip Morris Cos., Inc...................................... 5,100     200,812
 Unilever N.V.--New York Shares...............................   600     117,750
                                                                      ----------
                                                                         532,237
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES (5.5%)
 Bemis Co., Inc............................................... 1,200      45,750
 Clorox Co. ..................................................   100      12,737
 Colgate-Palmolive Co. .......................................   200      22,200
 Georgia-Pacific Corp. .......................................   100       7,800
 International Paper Co. ..................................... 1,600      67,600
 Minnesota Mining & Manufacturing Co. ........................ 1,400     121,800
 Temple-Inland, Inc. .........................................   100       5,550
 Union Camp Corp..............................................   500      24,313
 VF Corp......................................................   400      28,850
                                                                      ----------
                                                                         336,600
--------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (7.2%)
 Ahmanson (H.F.) & Co. .......................................   200       7,625
 BankAmerica Corp.............................................   800      93,500
 BankBoston Corp. ............................................   400      29,100
 Citicorp..................................................... 1,400     157,675
 Fifth Third Bancorp..........................................   600      44,775
 MBNA Corp. .................................................. 2,450      80,850
 SunTrust Banks, Inc..........................................   600      30,450
                                                                      ----------
                                                                         443,975
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
ELECTRONICS (6.5%)
 Cooper Industries, Inc. .....................................   600  $   27,600
 General Electric Co. ........................................   700      77,613
 Intel Corp. .................................................   800     122,400
 Lucent Technologies, Inc.....................................   888      52,503
 Motorola, Inc................................................   500      28,625
 National Service Industries, Inc. ...........................   600      25,275
 Northern Telecom Ltd. .......................................   300      21,788
 Whirlpool Corp...............................................   900      42,075
                                                                      ----------
                                                                         397,879
--------------------------------------------------------------------------------
FABRICATED PRODUCTS (3.8%)
 Armstrong World Industries, Inc..............................   200      13,150
 Dow Chemical Co. ............................................   400      33,950
 Du Pont (E.I.) de Nemours & Co............................... 1,500     159,187
 Eastman Chemical Co. ........................................   100       5,100
 PPG Industries, Inc..........................................   300      16,313
 Rohm & Haas Co. .............................................   100       8,325
                                                                      ----------
                                                                         236,025
--------------------------------------------------------------------------------
HEALTH CARE (9.3%)
 *Beverly Enterprises.........................................   400       5,800
 *Boston Scientific Corp. .................................... 1,800      86,850
 Bristol-Myers Squibb Co......................................   200      13,100
 Johnson & Johnson............................................ 3,100     189,875
 Medtronic, Inc............................................... 1,500     103,875
 Pfizer, Inc.................................................. 1,000      96,000
 US Surgical Corp. ........................................... 1,400      47,950
 Warner Lambert Co. ..........................................   300      29,400
                                                                      ----------
                                                                         572,850
--------------------------------------------------------------------------------
MINING (0.5%)
 Freeport-McMoRan Copper & Gold, Inc., Class B................   500      14,562
 Newmont Mining Corp. ........................................   400      13,850
                                                                      ----------
                                                                          28,412
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
OIL (8.1%)
 Ashland Inc. ................................................ 1,000  $   44,625
 Atlantic Richfield Co. ...................................... 1,000     136,125
 Exxon Corp. ................................................. 1,200      67,950
 Kerr-McGee Corp..............................................   900      54,337
 Occidental Petroleum Corp. .................................. 1,100      24,338
 Phillips Petroleum Co........................................ 1,300      51,187
 Texaco, Inc. ................................................   900      94,950
 USX-Marathon Group...........................................   900      24,863
                                                                      ----------
                                                                         498,375
--------------------------------------------------------------------------------
OTHER FINANCIAL (6.2%)
 Allstate Corp................................................   500      32,750
 Dean Witter Discover & Co. .................................. 1,600      61,200
 General Re Corp..............................................   400      66,900
 Loews Corp...................................................   700      64,312
 Merrill Lynch & Co., Inc.....................................   200      19,050
 Morgan Stanley Group, Inc....................................   200      12,625
 Salomon, Inc. ............................................... 1,100      55,000
 Travelers Group, Inc......................................... 1,266      70,105
 USF&G Corp. .................................................   100       2,000
                                                                      ----------
                                                                         383,942
--------------------------------------------------------------------------------
RETAIL SERVICES (4.1%)
 Albertson's, Inc.............................................   700      23,100
 American Stores Co. .........................................   400      18,200
 CVS Corp. ................................................... 1,100      54,587
 Dayton Hudson Corp. ......................................... 1,300      58,500
 Gap, Inc.....................................................   700      22,313
 Harcourt General, Inc........................................   400      18,500
 Longs Drug Stores, Inc.......................................   100       2,525
 Rite Aid Corp. ..............................................   200       9,200
 Walgreen Co. ................................................ 1,000      46,000
                                                                      ----------
                                                                         252,925
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
SERVICES (3.8%)
 Crane Co. ..................................................   550  $   20,556
 EG&G, Inc. .................................................   500       9,438
 Ryder System, Inc. .........................................   800      24,900
 Safety-Kleen Corp. .........................................   700      10,413
 Service Corp. International.................................   300      10,275
 Sysco Corp. ................................................ 2,100      74,550
 W.W. Grainger, Inc. ........................................ 1,100      82,913
                                                                     ----------
                                                                        233,045
-------------------------------------------------------------------------------
TRANSPORTATION (1.2%)
 CSX Corp. .................................................. 1,100      51,287
 Union Pacific Corp. ........................................   400      25,500
                                                                     ----------
                                                                         76,787
-------------------------------------------------------------------------------
UTILITIES (2.8%)
 Consolidated Edison Co. of New York, Inc. .................. 2,100      58,275
 Peco Energy Co. ............................................ 2,000      39,500
 People's Energy Corp. ......................................   100       3,375
 PP&L Resources, Inc. .......................................   400       7,850
 Public Service Enterprise Group, Inc. ......................   500      12,063
 Northern States Power Co. ..................................   200       9,100
 Ohio Edison Co. ............................................   500      10,000
 Southern Co. ............................................... 1,500      30,563
                                                                     ----------
                                                                        170,726
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (91.0%) (COST $5,276,951) (a)..............         5,608,539
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (9.0%)....................           552,983
-------------------------------------------------------------------------------
NET ASSETS (100%)............................................        $6,161,522
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  + See Note A to Financial Statements.
  * Non-Income Producing Security.
(a) The cost for federal income tax purposes was $5,276,951. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $331,588. This consisted of aggregate gross unrealized appreciation for all securities of $454,543 and aggregate gross unrealized depreciation for all securities of $122,955.

   The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................... $5,276,951
                                                                     ==========
 Investments, at Value.............................................. $5,608,539
 Cash...............................................................    573,637
 Receivable for Portfolio Shares Sold...............................      1,144
 Dividends Receivable...............................................      5,622
 Receivable from Investment Advisor--Note B.........................     10,210
-------------------------------------------------------------------------------
  Total Assets......................................................  6,199,152
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Administrative Fees--Note C............................      6,306
 Payable for Account Services Fees--Note F..........................      1,481
 Payable for Trustees' Fees--Note G.................................        459
 Other Liabilities..................................................     29,384
-------------------------------------------------------------------------------
  Total Liabilities.................................................     37,630
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $6,161,522
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital.................................................... $5,090,406
 Accumulated Net Realized Gain......................................    739,528
 Unrealized Appreciation............................................    331,588
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $6,161,522
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par val-
  ue)...............................................................    501,777
 Net Asset Value, Offering and Redemption Price Per Share........... $    12.28
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended April 30, 1997

--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................................................           $113,515
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................ $ 33,999
  Less: Fees Waived.........................................  (27,167)    6,832
                                                             --------
 Administrative Fees--Note C................................             52,786
 Audit Fees.................................................             10,355
 Printing Fees..............................................             22,027
 Filing and Registration Fees...............................             20,359
 Custodian Fees--Note D.....................................              4,890
 Account Services Fees--Note F..............................              1,481
 Trustees' Fees--Note G.....................................              2,043
 Other Expenses.............................................              3,599
--------------------------------------------------------------------------------
  Total Expenses............................................            124,372
 Expense Offset--Note A.....................................             (2,929)
--------------------------------------------------------------------------------
  Net Expenses..............................................            121,443
--------------------------------------------------------------------------------
NET INVESTMENT LOSS.........................................             (7,928)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS............................            825,307
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS..................................................            172,032
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.....................................            997,339
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........           $989,411
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR      JANUARY 23,
                                                            ENDED      1996* TO
                                                          APRIL 30,    APRIL 30,
                                                            1997         1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income (Loss)..........................  $    (7,928) $     8,478
 Net Realized Gain.....................................      825,307       14,166
 Net Change in Unrealized Appreciation/Depreciation....      172,032      159,556
----------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions...............................................      989,411      182,200
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................       (6,339)      (8,122)
 Net Realized Gain.....................................      (86,034)         --
----------------------------------------------------------------------------------
  Total Distributions..................................      (92,373)      (8,122)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.......................................    3,610,570    6,001,748
   --In Lieu of Cash Distributions.....................       92,115        8,122
 Redeemed..............................................   (2,370,940)  (2,251,209)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........    1,331,745    3,758,661
----------------------------------------------------------------------------------
 Total Increase........................................    2,228,783    3,932,739
Net Assets:
 Beginning of Period...................................    3,932,739          --
----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $0 and $356, respectively).................  $ 6,161,522  $ 3,932,739
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................      329,667      597,185
  In Lieu of Cash Distributions........................        8,282          779
  Redeemed.............................................     (217,949)    (216,187)
----------------------------------------------------------------------------------
                                                             120,000      381,777
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

* Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         YEAR     JANUARY 23,
                                                         ENDED     1996* TO
                                                       APRIL 30,   APRIL 30,
                                                         1997        1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 10.30     $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss).........................    (0.01)       0.02
 Net Realized and Unrealized Gain on Investments......     2.20        0.30
-------------------------------------------------------------------------------
  Total from Investment Operations....................     2.19        0.32
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income................................    (0.02)      (0.02)
 Net Realized Gain....................................    (0.19)        --
-------------------------------------------------------------------------------
  Total Distributions.................................    (0.21)      (0.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................  $ 12.28     $ 10.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.........................................    21.48%       3.20%***
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)................  $ 6,162     $ 3,933
 Ratio of Expenses to Average Net Assets..............     2.56%       2.52%**
 Ratio of Net Investment Income (Loss) to Average Net
  Assets..............................................    (0.16)%      0.67%**
 Portfolio Turnover Rate..............................      117%         31%
 Average Commission Rate..............................  $0.0227     $0.0205
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and Expenses Assumed by the
  Adviser Per Share...................................  $  0.03     $  0.03
 Ratio of Expenses to Average Net Assets Including Ex-
  pense Offsets.......................................     2.50%       2.50%**
-------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

    The accompanying notes are an integral part of the financial statements.

                         IRC ENHANCED INDEX PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRC Enhanced Index Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the IRC Enhanced Index Portfolio is to provide a total return exceeding that of the S&P 500 Index.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of $13,911 to increase undistributed net investment income and $13,911 to decrease accumulated net realized gain.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  4. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

                         IRC ENHANCED INDEX PORTFOLIO

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Investment Research Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the year ended April 30, 1997, $50,857 was paid to CGFSC for its services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to April 30, 1997, the amount charged to the Portfolio by the Bank aggregated $1,173, all of which is unpaid at April 30, 1997.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

                         IRC ENHANCED INDEX PORTFOLIO

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolio made purchases of $6,133,981 and sales of $5,484,269 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, 73.5% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
IRC Enhanced Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the IRC Enhanced Index Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods, indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997


-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the year ended April 30, 1997, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for Corporation shareholders for the IRC Enhanced Index Portfolio is 90.64%.

--------------------------------------------------------------------------------
                                   UAM FUNDS
                             JACOBS INTERNATIONAL
                               OCTAGON PORTFOLIO
--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                          Michael E. DeFao
Trustee, President                        Secretary
and Chairman
                                          Karl O. Hartmann
John T. Bennett, Jr.                      Assistant Secretary
Trustee
                                          Gary L. French
Philip D. English                         Treasurer
Trustee
                                          Robert R. Flaherty
William A. Humenuk                        Assistant Treasurer
Trustee
                                          Gordon M. Shone
Peter M. Whitman, Jr.                     Assistant Treasurer
Trustee

William H. Park
Vice President
--------------------------------------------------------------------------------
INVESTMENT ADVISER
 Jacobs Asset Management
 200 East Broward Boulevard
 Suite 1920
 Fort Lauderdale, FL 33301
--------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
--------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
--------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
--------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

                       [LOGO OF UAM FUNDS APPEARS HERE]

                                    JACOBS
                                INTERNATIONAL
                                   OCTAGON
                                   PORTFOLIO

--------------------------------------------------------------------------------

                                 ANNUAL REPORT
                                APRIL 30, 1997

                            JACOBS ASSET MANAGEMENT
                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO
                               APRIL 1997 REVIEW

To the Shareholders of Jacobs International Octagon Portfolio:

  The Jacobs International Octagon Portfolio (the "Portfolio") commenced operations on January 2, 1997 as part of the UAM Funds Trust. The Portfolio seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Portfolio may invest across the market capitalization spectrum, although it intends to emphasize smaller capitalization stocks. As Investment Adviser of the Portfolio, we are pleased to provide you with the Portfolio's Annual Report for the period ended April 30, 1997.

  For the period January 2, 1997 to April 30, 1997 the Portfolio returned 1.70%, net of fees, versus the MSCI EAFE Index of -1.04%. The period has seen extreme volatility in global stock markets. The main catalyst has been accelerating economic growth in the U.S., and an upward trend in interest rates culminating in the recent hike in the Fed Funds rate to 5.5%. A booming U.S. economy and upward pressure on interest rates has lead to a much stronger U.S. Dollar, which, in turn, has undermined the international equity returns for Dollar based investors. We do not use any currency hedging strategies in the Portfolio, so the Dollar's strength has had a negative impact on returns. In general, the Portfolio's best performance was in Latin America, followed by Europe, with Asia being fairly weak.

  Jacobs continues to use our bottom-up value approach for investing this and all of our portfolios. During the period, our top five country holdings included Hong Kong, Brazil, United Kingdom, France and Mexico. These five holdings made up 41.9% of the total portfolio. The Portfolio was split approximately 50.1% large cap issues and 38.4% small cap issues. We have defined small cap to be companies with market capitalization less than $1 billion. The Portfolio reflected 56.7% developed markets and 31.8% emerging markets.

  Thank you for your continued confidence in Jacobs Asset Management and the Jacobs International Octagon Portfolio.

                                Sincerely,

                                /s/ Daniel L. Jacobs
                                Daniel L. Jacobs, CFA
                                President
                                Jacobs Asset Management

  The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For a complete discussion of the risks associated with international investing, please refer to the Portfolio's Prospectus.

Performance Comparison
================================================================================
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
                JACOBS INTERNATIONAL OCTAGON PORTFOLIO AND THE
               MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

             ----------------------------------------------------
                          CUMULATIVE TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
             ----------------------------------------------------
                              SINCE 01/02/97*++
             ----------------------------------------------------
                                    1.70%
             ----------------------------------------------------

                          [LINE GRAPH APPEARS HERE]

                     JACOBS INTERNATIONAL       MORGAN STANLEY CAPITAL
                      OCTAGON PORTFOLIO        INTERNATIONAL EAFE INDEX+
1/2/97*                    10,000                       10,000
4/30/97                    10,170                        9,896

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

* Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

+ The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

++ For comparative purposes, the value of the Morgan Stanley Capital
   International EAFE Index on 12/31/96 is used as the beginning value on 01/02/97.

                      Definition of the Comparative Index

The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Please note that one cannot invest in an unmanaged index.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                        SHARES     VALUE+

----------------------------------------------------------------------------
COMMON STOCKS (84.6%)
----------------------------------------------------------------------------
ARGENTINA (3.6%)
 Central Costanera S.A., Class B.....................     64,300 $   225,084
 S.A. Importadora y Exportadora de la Patagonia......     44,160     552,083
 Transportadora de Gas del Sur S.A. ADR..............     13,800     172,500
 YPF S.A. ADR........................................     11,900     328,738
                                                                 -----------
                                                                   1,278,405
----------------------------------------------------------------------------
AUSTRALIA (1.8%)
 News Corp., Ltd. ADR................................     43,000     650,375
----------------------------------------------------------------------------
BRAZIL (6.2%)
*#Bompreco GDR.......................................     13,900     326,739
 *CELESC ADR, Class B................................        500      70,528
 *CELESC GDR.........................................        600      86,880
 *COELBA.............................................  1,480,000     117,604
 Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar ADR.........................................      1,100      22,134
 Companhia Siderurgica Nacional ADR..................      4,800     169,201
 Copel ADR...........................................     15,500     238,899
 Electrobras ADR.....................................     12,100     272,481
 Telebras............................................  2,810,000     302,563
 Telebras ADR........................................      3,600     413,100
 Unibanco............................................  5,500,000     191,367
                                                                 -----------
                                                                   2,211,496
----------------------------------------------------------------------------
CHINA (3.1%)
 *Beijing Datang Power Generation Co., Ltd. .........    422,000     219,281
 Guangdong Electric Power Development Co., Ltd. .....    267,600     300,903
 Shandong Huaneng Power Co., Ltd. ADR................     51,900     603,338
                                                                 -----------
                                                                   1,123,522
----------------------------------------------------------------------------
DENMARK (0.7%)
 Unidanmark A/S, Class A (Registered)................      5,180     256,043
----------------------------------------------------------------------------
FINLAND (1.3%)
 Enso Oy.............................................     54,600     451,430
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                        SHARES     VALUE+
----------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------
FRANCE (7.6%)
 Assurances Generales de France......................     15,795 $   514,295
 Cardif S.A..........................................      4,397     550,360
 Ile de France Pharmaceutique........................      1,105     208,412
 Lafarge S.A. .......................................      3,200     210,034
 Scor................................................      8,605     336,398
 Sommer-Allibert Industrie AG........................     10,960     394,636
 Sylea...............................................      6,060     518,490
                                                                 -----------
                                                                   2,732,625
----------------------------------------------------------------------------
GERMANY (1.6%)
 Volkswagen AG.......................................        878     556,479
----------------------------------------------------------------------------
GREECE (1.0%)
 Sarantis S.A........................................     26,650     360,789
----------------------------------------------------------------------------
HONG KONG (8.5%)
 Cheung Kong Holdings, Ltd...........................     59,000     517,945
 China Light and Power Co., Ltd. ....................    104,500     470,830
 Dah Sing Financial Group............................     32,300     134,270
 HKR International Ltd...............................     87,520     107,903
 HSBC Holdings plc...................................     24,000     607,281
 International Bank of Asia..........................    705,100     400,521
 *Tingyi Holding Co..................................  2,074,000     506,050
 Union Bank of Hong Kong Ltd.........................    215,000     312,258
                                                                 -----------
                                                                   3,057,058
----------------------------------------------------------------------------
INDIA (0.7%)
 #*Videsh Sanchar Nigam Ltd. GDR.....................     13,600     268,532
----------------------------------------------------------------------------
INDONESIA (4.4%)
 Bank Nisp (Foreign).................................  1,206,600     521,585
 Bimantara Citra (Foreign)...........................    368,000     499,959
 Indosat ADR.........................................     14,800     407,000
 PT Bank Tiara Asia (Foreign)........................    132,500     160,920
                                                                 -----------
                                                                   1,589,464
----------------------------------------------------------------------------
IRELAND (0.6%)
 Irish Life plc......................................     44,380     218,970
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                         SHARES     VALUE+

-----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-----------------------------------------------------------------------------
ISRAEL (1.7%)
 ECI Telecommunications Ltd. ADR......................     27,400 $   599,375
-----------------------------------------------------------------------------
ITALY (0.8%)
 Fila Holding S.p.A. ADR..............................      6,500     281,125
-----------------------------------------------------------------------------
JAPAN (5.7%)
 Laox.................................................     18,000     214,100
 Marukyo..............................................     21,000     210,083
 Matsumotokiyoshi.....................................      9,500     295,589
 Nintendo Corp., Ltd..................................        600      43,860
 Paris Miki, Inc......................................      3,080      90,981
 Sankyo Co., Ltd......................................     23,000     615,990
 Sony Corp............................................      7,000     509,492
 Sony Corp. ADR.......................................        700      51,362
                                                                  -----------
                                                                    2,031,457
-----------------------------------------------------------------------------
MEXICO (6.6%)
 ALFA, S.A. de C.V., Class A..........................     34,400     188,849
 *Banacci, Class B....................................    167,900     359,816
 Controladora Comercial Mexicana S.A. de C.V. GDR.....     11,900     181,475
 *Empaques Ponderosa S.A., Class B....................    822,800     514,897
 Fomenta Economico Mexicano S.A. de C.V., Class B.....     79,000     373,017
 *Grupo Elektra S.A. GDR..............................        500       9,375
 *Grupo Financiero Banorte S.A., Class B..............    148,000     145,354
 *Grupo Industrial Camesa S.A. .......................    473,200     256,202
 Hylsamex ADR.........................................      7,000     182,206
 Sistema Argos S.A., Class B..........................    128,200     155,932
                                                                  -----------
                                                                    2,367,123
-----------------------------------------------------------------------------
NETHERLANDS (3.0%)
 Akzo Noble N.V. ADR..................................      9,100     589,225
 Apothekers Cooperatie OPG............................      6,700     194,995
 Furgo N.V............................................     13,030     296,957
                                                                  -----------
                                                                    1,081,177
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                        SHARES     VALUE+

----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------
NORWAY (4.1%)
 Gresvig ASA.........................................     22,940 $   362,429
 Nycomed ASA, Class A................................     19,230     294,363
 *Nycomed ASA, Class B...............................     12,140     174,751
 SAS Norske ASA, Class B.............................     35,645     360,420
 *Storebrand ASA.....................................     47,000     289,101
                                                                 -----------
                                                                   1,481,064
----------------------------------------------------------------------------
PERU (1.3%)
 Credicorp Ltd. ADR..................................     12,610     264,802
 Telefonica del Peru S.A. ADR........................      7,000     168,000
 Telefonica del Peru S.A., Class B...................     12,000      28,840
                                                                 -----------
                                                                     461,642
----------------------------------------------------------------------------
PHILIPPINES (1.4%)
 *Bankard, Inc.......................................  1,233,000     248,004
 Marsman & Company, Inc., Class B....................  1,171,500     266,755
                                                                 -----------
                                                                     514,759
----------------------------------------------------------------------------
SINGAPORE (1.4%)
 Jardine Matheson Holdings, Ltd......................     60,000     330,000
 Mandarin Oriental International Ltd.................    137,498     159,498
                                                                 -----------
                                                                     489,498
----------------------------------------------------------------------------
SPAIN (2.3%)
 Banco de Valencia S.A...............................     33,410     617,645
 Electricas Reunidas de Zaragoza, S.A................      5,087     174,153
 Gas y Electricidad, S.A.............................        500      24,649
                                                                 -----------
                                                                     816,447
----------------------------------------------------------------------------
SWEDEN (5.3%)
 Althin Medical AB, Class B..........................     15,195     248,971
 Electrolux AB.......................................      9,896     567,829
 Finnveden Invest AB, Class B........................      8,300     147,109
 *Frontec AB, Class B................................     31,708     242,586
 Investment AB Bure..................................     35,100     443,086
 Marieberg Tidnings, Class A Fria....................     10,185     237,661
                                                                 -----------
                                                                   1,887,242
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                        SHARES     VALUE+

----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------
TAIWAN (0.6%)
 *Macronix International Co., Ltd. ADR...............     10,400 $   201,500
----------------------------------------------------------------------------
THAILAND (0.6%)
 Dhipaya Insurance plc...............................    100,100     206,945
----------------------------------------------------------------------------
UNITED KINGDOM (8.7%)
 British Telecommunications plc......................     44,870     328,595
 BTR plc.............................................     79,900     326,223
 Glaxo Wellcome plc ADR..............................      9,330     367,369
 National Power plc..................................     38,085     328,271
 National Westminster Bank plc.......................     58,805     695,511
 Somerfield plc......................................    116,940     341,038
 United Utilities plc................................     68,295     748,002
                                                                 -----------
                                                                   3,135,009
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $30,387,326)...............             30,309,551
----------------------------------------------------------------------------
PREFERRED STOCKS (3.9%)
----------------------------------------------------------------------------
BRAZIL (3.9%)
 Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar.............................................    800,000      16,174
 Confeccoes Guararapes S.A...........................    112,200     517,002
 Itausa Investimentos Itau S.A.......................    469,000     396,934
 Telepar.............................................    531,130     364,609
 Telerj..............................................    350,000      58,256
 Unibanco............................................  1,510,000      55,791
----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $1,430,482).............              1,408,766
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                            FACE
                                                           AMOUNT     VALUE+

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (10.9%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $3,888,562,
  collateralized by $3,910,260 of various U.S. Treasury
  Notes, 4.75%-6.125%, due 08/31/98-10/31/98, valued at
  $3,891,124 (COST $3,888,000).......................... $3,888,000 $ 3,888,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%) (COST $35,705,808) (a)........             35,606,317
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (0.6%)...............                226,473
-------------------------------------------------------------------------------
NET ASSETS (100%).......................................            $35,832,790
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+   See Note A to Financial Statements.
*   Non-Income Producing Security.
#   144A Security--Certain conditions for public resale may exist.
ADR American Depositary Receipt.
GDR Global Depositary Receipt.
(a) The cost for federal income tax purposes was $35,705,808. At April 30, 1997, net unrealized depreciation for all securities based on tax cost was $99,491. This consisted of aggregate gross unrealized appreciation for all securities of $1,412,907 and aggregate gross unrealized depreciation for all securities of $1,512,398.

   The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

  At April 30, 1997 sector diversification of the Portfolio was as follows:

SECTOR DIVERSIFICATION (UNAUDITED)                    % OF NET ASSETS    VALUE
---------------------------------------------------------------------------------
Automotive...........................................        4.1%     $ 1,469,606
Banks................................................       11.8        4,217,995
Basic Resources......................................        0.5          182,206
Beverages, Food & Tobacco............................        1.5          528,949
Building Materials...................................        0.6          210,034
Computers............................................        1.2          444,086
Construction.........................................        0.8          272,481
Consumer Durables....................................        2.5          887,593
Consumer Non-Durables................................        1.0          360,790
Environment Controls.................................        0.8          296,957
Financial Services...................................        3.3        1,196,259
Food.................................................        4.0        1,421,304
Industrial...........................................        0.7          256,202
Insurance............................................        5.9        2,116,068
Iron and Steel.......................................        0.5          169,201
Lodging & Restaurants................................        0.4          159,498
Manufacturing........................................        0.1           43,860
Metals...............................................        0.4          147,109
Multi-Industry.......................................        5.1        1,831,231
Oil and Gas..........................................        0.9          328,737
Paper & Packaging....................................        2.7          966,328
Pharmaceuticals......................................        6.9        2,462,588
Print and Publishing.................................        0.7          237,661
Real Estate..........................................        1.7          625,848
Repurchase Agreement.................................       10.9        3,888,000
Retail...............................................        5.2        1,857,054
Technology...........................................        1.4          499,959
Telecommunications...................................       10.0        3,589,245
Textiles & Apparel...................................        2.2          798,127
Transportation.......................................        1.5          532,920
Utilities............................................       10.1        3,608,421
---------------------------------------------------------------------------------
  Total Investments..................................       99.4%     $35,606,317
Other Assets and Liabilities.........................        0.6          226,473
---------------------------------------------------------------------------------
  Net Assets.........................................      100.0%     $35,832,790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOB'S INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

-------------------------------------------------------------------------------
ASSETS
 Investments (including repurchase agreement), at Cost............ $35,705,808
                                                                   ===========
 Investments, at Value............................................ $31,718,317
 Repurchase Agreement, at Value...................................   3,888,000
 Cash.............................................................         982
 Dividends Receivable.............................................     199,173
 Receivable for Portfolio Shares Sold.............................      73,432
 Foreign Withholding Tax Reclaim Receivable.......................      16,549
 Interest Receivable..............................................         562
-------------------------------------------------------------------------------
  Total Assets....................................................  35,897,015
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investment Advisory Fees--Note B.....................       9,190
 Payable for Administrative Fees--Note C..........................       5,205
 Payable for Account Services Fees--Note F........................          95
 Payable for Trustees' Fees--Note G...............................         475
 Other Liabilities................................................      49,260
-------------------------------------------------------------------------------
  Total Liabilities...............................................      64,225
-------------------------------------------------------------------------------
NET ASSETS........................................................ $35,832,790
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital.................................................. $35,760,026
 Undistributed Net Investment Income..............................     193,316
 Accumulated Net Realized Loss....................................     (20,508)
 Unrealized Depreciation..........................................    (100,044)
-------------------------------------------------------------------------------
NET ASSETS........................................................ $35,832,790
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)..........................................................   3,524,602
 Net Asset Value, Offering and Redemption Price Per Share......... $     10.17
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

JACOB'S INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF OPERATIONS
For the Period January 2, 1997* to April 30, 1997

---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................................................           $ 306,387
 Interest...................................................              40,870
 Less Foreign Taxes Withheld................................             (24,065)
---------------------------------------------------------------------------------
  Total Income..............................................             323,192
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................ $ 59,581
  Less: Fees Waived.........................................  (23,838)    35,743
                                                             --------
 Filing and Registration Fees...............................              14,117
 Administrative Fees--Note C................................              13,551
 Custodian Fees--Note D.....................................              13,333
 Audit Fees.................................................              12,000
 Printing Fees..............................................              11,321
 Account Services Fees--Note F..............................                  95
 Trustees' Fees--Note G.....................................                 950
 Other Expenses.............................................               3,312
---------------------------------------------------------------------------------
  Total Expenses............................................             104,422
 Expense Offset--Note A.....................................                 --
---------------------------------------------------------------------------------
  Net Expenses..............................................             104,422
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................             218,770
---------------------------------------------------------------------------------
NET REALIZED LOSS:
  Investments...............................................             (20,509)
  Foreign Currency Transactions.............................             (25,453)
---------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS...............................................             (45,962)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments...............................................             (99,491)
  Foreign Currency Translations.............................                (553)
---------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION....            (100,044)
---------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY................            (146,006)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........           $  72,764
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

JACOB'S INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    JANUARY 2,
                                                                     1997* TO
                                                                  APRIL 30, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income...........................................  $   218,770
 Net Realized Loss...............................................      (45,962)
 Net Change in Unrealized Appreciation/Depreciation..............     (100,044)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations...........       72,764
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.................................................   35,936,680
 Redeemed........................................................     (176,654)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions...................   35,760,026
--------------------------------------------------------------------------------
 Total Increase..................................................   35,832,790
Net Assets:
 Beginning of Period.............................................          --
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment income of
  $193,316)......................................................  $35,832,790
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued..................................................    3,542,188
  Shares Redeemed................................................      (17,586)
--------------------------------------------------------------------------------
                                                                     3,524,602
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

JACOB'S INTERNATIONAL OCTAGON PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   JANUARY 2,
                                                                    1997* TO
                                                                 APRIL 30, 1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..........................................       0.06
 Net Realized and Unrealized Gain on Investments................       0.11++
-------------------------------------------------------------------------------
  Total from Investment Operations..............................       0.17
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................................    $ 10.17
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...................................................       1.70%***
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...........................    $35,833
Ratio of Expenses to Average Net Assets.........................       1.75%**
Ratio of Net Investment Income to Average Net Assets............       3.67%**
Portfolio Turnover Rate.........................................          7%
Average Commission Rate.........................................    $0.0037
-------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the Adviser Per
 Share..........................................................    $  0.01
Ratio of Expenses to Average Net Assets Including Expense Off-
 sets...........................................................       1.75%**
-------------------------------------------------------------------------------

*   Commencement of Operations
**  Annualized
*** Not Annualized
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.
++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

   The accompanying notes are an integral part of the financial statements.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Jacobs International Octagon Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Jacobs International Octagon Portfolio is to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Quotations of foreign securities and other assets in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income or gains are earned.

  For the period January 2, 1997 to April 30, 1997, the Portfolio expects to defer to May 1, 1997 for Federal income tax purposes, post-October capital and currency losses of approximately $21,000 and $25,000, respectively.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of $25,454 to decrease undistributed net investment income and $25,454 to decrease accumulated net realized loss.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

  7. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Jacobs Asset Management (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.75% of average daily net assets. United Asset Management Corporation ("UAM") is a limited partner of the Adviser.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period January 2, 1997 to April 30, 1997, $11,212 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO
wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the period January 2, 1997 to April 30, 1997, the Portfolio made purchases of $32,247,812 and sales of $413,587 of investment securities other than long-term U.S. Government and short- term securities. There were no purchases or sales of long-term U.S. Government securities. Purchases include in-kind transactions of securities with a value of $12,207,759.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the period January 2, 1997 to April 30, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, 70.1% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.

At April 30, 1997, the net assets of the Portfolio were substantially comprised of foreign denominated securities. Changes in currency exchange rates will affect the value of and investment income from such securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Jacobs International Octagon Portfolio

In our opinion, the accompanying statement of assets and liabilities including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Jacobs International Octagon Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 1997 (commencement of operations) through April 30, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997

-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

Foreign taxes during the fiscal year ended April 30, 1997 amounting to approximately $25,000 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1997 which shareholders of this Portfolio will receive in late January, 1998.

For the fiscal year ended April 30, 1997, gross income derived from sources within foreign countries amounted to approximately $307,000 for the Portfolio.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                      MJI INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES
Norton H. Reamer               Michael E. DeFao
Trustee, President             Secretary
and Chairman
                               Karl O. Hartmann
John T. Bennett, Jr.           Assistant Secretary
Trustee
                               Gary L. French
Philip D. English              Treasurer
Trustee
                               Robert R. Flaherty
William A. Humenuk             Assistant Treasurer
Trustee
                               Gordon M. Shone
Peter M. Whitman, Jr.          Assistant Treasurer
Trustee

William H. Park
Vice President

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Murray Johnstone International Ltd.
 John Hancock Center, Suite 3640
 875 North Michigan Avenue, Chicago, IL 60611
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]

                                     MJI
                                INTERNATIONAL
                               EQUITY PORTFOLIO

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

DEAR SHAREHOLDER,

MJI INTERNATIONAL EQUITY PORTFOLIO, YEAR ENDED 30 APRIL 1997

PERFORMANCE

During the year to 30 April 1997 the return for the portfolio was 4.67%. Over the same period the return for the benchmark MSCI EAFE Index was -0.89%. The Index was once again held back by weakness of the Japanese stockmarket and currency. The rise in interest rates in the US led to a temporary pullback in the international markets in March 1997 but share prices regained their composure when it became clear that inflation was still not a serious issue for most economies.

ECONOMIC AND MARKET REVIEW

Throughout the period most economies saw low growth and low inflation. Even in the US where growth was more robust, it was not sufficient to force higher interest rates until March 1997 when the Federal Reserve raised rates by 0.25%. In Europe governments continued their efforts to trim spending and achieve the budgetary goals laid down to qualify for European monetary union
(Emu). This led universally to lower growth and higher unemployment, but to counter the trend monetary policy was eased, resulting in weaker currencies but improved exports. The European equity markets responded favourably to this and also to moves by companies to restructure their operations and provide a more open policy on corporate strategy. The third factor which was positive for equity markets was the potential for earnings surprises on the upside, given the extremely modest level of forecasts. Over the first half of the year the lower bond yields in the peripheral markets led to a strong performance of equities. The Spanish market returned 33.8% while Spanish investments in the Portfolio returned 32.3%. In the latter half, restructuring and improved profits estimates generated strong performance in the core markets such as Germany which returned 21.1%. The UK market, reflecting a buoyant economy and benefiting from a strengthening pound, returned 28.5% while Europe as a whole returned 21.4% over the year.

Markets in the Far East had mixed fortunes. Japan remained under a cloud with a moderate pick up in growth in the economy led by the export sector only beginning to broaden out by the end of the year. Spending by the government and the consumer took much of the year to get the economy moving. After a brief rise in April, the equity market continued to struggle under the structural problems of the financial and real estate sectors and with improved earnings limited to the electronics sector, declined by 27.1% in dollars by the end of the period.

Elsewhere in the region, returns were lacklustre. Hong Kong saw something of a roller coaster ride as confidence in the handover of control to the Chinese in July 1997 strengthened, only to see investors become cautious over higher rates in the US. Strong in the middle of the year, the market eased back in the quarter to April, to end the period up 10.1%. The Australian and New Zealand markets saw reasonable returns but Singapore ended down 22.0% due to weakness in the electronics sector and government measures to cool down the property market. The Pacific region as a whole ended the year with a rise of just 0.6%.

The emerging economies of Latin America continued their return to growth and their stock markets reaped the benefits. The Mexican economy grew at more than 5.0% in 1996 and is forecast to repeat this in 1997. Argentina is producing similar growth but with very low inflation. With the Chilean economy cooling to a more sustainable pace inflationary pressures eased and interest rates have fallen. The Chilean markets responded with a rise of 17.3%.

In contrast to the resurgence in Latin America, the Asian emerging markets continued to struggle under the pressure of slowing economies and tightening government policy. The Thai economy struggled to make any headway during the period and the market continued its poor performance. The Portfolio has a small exposure to the market and although this outperformed the Index, it was a negative for the performance of the Portfolio.

INVESTMENT STRATEGY

The principal decision of the managers during the period was to increase investments in core Europe in the belief that markets would respond well to the low growth, low inflation environment. We added to France, SGS Thomson Microelectronics, and Germany with increased positions in Volkswagen, Linde and BMW. We also added to investments in Switzerland with the insurance company, Winterthur. We cut back investments in the UK, trimming stocks across the board, following the strong performance of the market and currency in 1996. We reduced Japan following the strength in April 1996 but rebuilt positions slightly later in the year and in early 1997 on weakness. Over the year we added to investments in all the major markets of the Far East as weakness improved the value of stocks in the area and we added to Latin America.

The increase in European positions reaped the benefits of the strong markets through the period. Investments in Germany, boosted by the strength of Volkswagen, returned 49.3%; returns in the Netherlands 26.2% and Italy 23.4%. The reduction in the UK caught most of the rise before concerns about the May election began to dampen sentiment. Adding to Japan proved to be premature but the market now stands out as the major laggard globally and prospects for a recovery of stocks, on a selective basis in 1997 have improved. The additions to the markets in the Far East were less successful as investors turned their backs on the region due to its slowing pace of development and political uncertainties. Conversely, the Latin American investments came through strongly in the year, justifying our confidence in the region.

OUTLOOK

Looking forward, and excluding the US and UK, the low growth, low inflation environment should continue through 1997. This should help markets to avoid a major pullback. In the coming period we will continue to overweight Europe, focusing on Germany, Switzerland and France where there is still scope for restructuring to enhance profits. Following the general election in the UK, we will assess the implications of the new Labour government and their policies, particularly with respect to corporate taxation and spending before making further investments in the market. Until the situation in Japan improves the Portfolio will remain underweight. Other South East Asian markets offer good value and growth prospects which were largely neglected in 1996. In anticipation of a return to favour of a region where we still see good value, we intend to stay overweight. Finally, with a relatively benign outlook for interest rates and an increasing ability to move independently of the major markets, we expect the emerging markets to continue the recovery which commenced during 1996 and the Portfolio will maintain its exposure to this area.

Murray Johnstone International Ltd.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
================================================================================
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
                  MJI INTERNATIONAL EQUITY PORTFOLIO AND THE
                MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX


-----------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN**
        FOR PERIOD ENDED APRIL 30, 1997
-----------------------------------------------
    1 YEAR                   SINCE 9/16/94*
-----------------------------------------------
     4.67%                       3.00%
-----------------------------------------------



         MJI International       Morgan Stanley
         Equity Portfolio-    Capital International
        Institutional Class        EAFE Index+
----------------------------------------------------
9/16/94*            10,000             10,000
4/30/95              9,500             10,462
4/30/96             10,324             11,655
4/30/97             10,806             11,551


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

                      Definition of the Comparative Index
                      -----------------------------------

The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

The graph presents the performance of the Institutional Class shares which have been in existence since the Portfolio's inception. The performance of the Institutional Service Class shares will vary based upon the different inception date and fees assessed to that Class.

Please note that one cannot invest in an unmanaged index.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                             SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (96.1%)
-------------------------------------------------------------------------------
ARGENTINA (1.9%)
 Banco Frances del Rio de la Plata S.A. ADR.................  8,050 $   244,519
 *Disco S.A. ADR............................................  2,065      64,015
 Transportadora de Gas del Sur S.A. ADR.....................  4,700      58,750
 YPF S.A. ADR...............................................  8,600     237,575
                                                                    -----------
                                                                        604,859
-------------------------------------------------------------------------------
AUSTRALIA (6.2%)
 Australia & New Zealand Banking Group, Ltd. ............... 65,000     414,968
 Commonwealth Bank of Australia............................. 60,000     651,508
 National Australia Bank, Ltd. ............................. 43,000     588,251
 News Corp., Ltd............................................ 80,000     368,549
                                                                    -----------
                                                                      2,023,276
-------------------------------------------------------------------------------
BELGIUM (2.1%)
 *Fortis AG.................................................  3,840     685,868
-------------------------------------------------------------------------------
CHILE (4.2%)
 Cia. de Telecomunicaciones de Chile S.A. ADR............... 25,000     809,375
 Madeco S.A. ADR............................................  7,500     205,313
 Quimica y Minera Chile S.A. ADR............................  6,200     367,350
                                                                    -----------
                                                                      1,382,038
-------------------------------------------------------------------------------
FINLAND (2.1%)
 Oy Nokia AB, Series A...................................... 10,990     685,501
-------------------------------------------------------------------------------
FRANCE (7.1%)
 *Cap Gemini Sogeti S.A.....................................  5,470     331,546
 Cie Generale des Eaux......................................  3,380     471,167
 Compagnie Bancaire S.A. ...................................  1,660     219,163
 Lyonnaise des Eaux-Dumez...................................  1,034      93,610
 Michelin, Class B..........................................  6,940     388,041
 *SGS-Thomson Microelectronics N.V. ........................  5,400     416,652
 Total S.A., Class B........................................  4,750     394,191
                                                                    -----------
                                                                      2,314,370
-------------------------------------------------------------------------------
GERMANY (8.6%)
 Bayerische Motoren Werke AG................................    940     763,981
 Linde AG...................................................    960     700,993
 Mannesmann AG..............................................  1,003     394,391
 Volkswagen AG..............................................  1,515     960,211
                                                                    -----------
                                                                      2,819,576
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
HONG KONG (6.8%)
 Amoy Properties, Ltd....................................... 280,000 $   276,530
 Cheung Kong Holdings, Ltd. ................................  70,000     614,511
 Hong Kong Land Holdings, Ltd. ADR.......................... 250,000     520,000
 Hutchison Whampoa, Ltd. ...................................  75,000     556,739
 Swire Pacific, Ltd., Class A...............................  35,000     269,978
                                                                     -----------
                                                                       2,237,758
--------------------------------------------------------------------------------
IRELAND (1.6%)
 Allied Irish Banks plc.....................................  44,143     314,414
 Bank of Ireland............................................  20,770     220,740
                                                                     -----------
                                                                         535,154
--------------------------------------------------------------------------------
ITALY (4.0%)
 ENI S.p.A. ................................................  24,000     121,808
 Istituto Mobiliare Italiano S.p.A. ........................  33,500     285,362
 Italcementi S.p.A. ........................................   2,650      14,843
 Parmalat Finanziaria S.p.A. ............................... 148,800     216,395
 *Seat S.p.A. ..............................................  17,839       5,460
 Stet Societa' Finanziaria Telefonica S.p.A. ...............  72,080     340,782
 Telecom Italia Mobile S.p.A................................  97,990     308,186
                                                                     -----------
                                                                       1,292,836
--------------------------------------------------------------------------------
JAPAN (12.5%)
 Canon Sales Co., Inc. .....................................  11,000     227,885
 Dai-Ichi Kangyo Bank, Ltd..................................  19,000     208,035
 EISAI Co., Ltd. ...........................................  11,000     190,626
 Fuji Machine Manufacturing Co. ............................   8,000     225,601
 Hitachi, Ltd...............................................  32,000     289,878
 Itochu Corp................................................  37,000     175,163
 Matsumoto Kenko Co., Ltd...................................     600      13,895
 Matsushita Communication Industrial........................   9,000     232,533
 Murata Manufacturing Co., Ltd. ............................   9,000     331,784
 Nippon Sanso KK Corp.......................................  18,000      63,663
 Nippon Steel Co............................................  82,000     233,824
 Nissan Motor Co., Ltd......................................  33,000     194,179
 Nitto Denko Corp...........................................  16,000     231,902
 Santen Pharmaceutical......................................  15,400     276,581
 Sanwa Bank, Ltd. ..........................................  20,000     214,258
 Shin-Etsu Chemical Co., Ltd. ..............................  13,000     262,150

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
JAPAN--(CONTINUED)
 Shiseido Co., Ltd. ........................................  20,000 $   286,727
 Sumitomo Electric Industries...............................  14,000     189,681
 Suzuki Motor Co., Ltd......................................  23,000     244,585
                                                                     -----------
                                                                       4,092,950
--------------------------------------------------------------------------------
MALAYSIA (3.0%)
 Hicom Holdings Bhd. ....................................... 150,000     331,673
 Malayan Banking Bhd........................................  33,000     328,685
 Renong Bhd. ............................................... 130,000     178,168
 S P Setia Bhd. ............................................  45,000     154,183
                                                                     -----------
                                                                         992,709
--------------------------------------------------------------------------------
MEXICO (2.3%)
 Cifra S.A. de C.V. ADR Class B............................. 117,000     178,308
 Empresas ICA S.A. de C.V. ADR..............................   7,000     104,125
 Grupo Imsa, S.A. de C.V. ADR...............................   9,000     193,500
 *Grupo Industrial Durango ADR..............................  24,000     261,000
                                                                     -----------
                                                                         736,933
--------------------------------------------------------------------------------
NETHERLANDS (3.9%)
 ING Groep N.V..............................................  11,490     451,178
 Vendex International N.V. BDR..............................   8,840     419,721
 VNU........................................................  20,040     414,542
                                                                     -----------
                                                                       1,285,441
--------------------------------------------------------------------------------
NEW ZEALAND (1.7%)
 Carter Holt Harvey, Ltd....................................  85,000     188,469
 Lion Nathan, Ltd. .........................................  60,000     144,262
 Telecom Corp. of New Zealand, Ltd. ........................  50,000     224,153
                                                                     -----------
                                                                         556,884
--------------------------------------------------------------------------------
NORWAY (1.0%)
 Norsk Hydro................................................   6,910     336,732
--------------------------------------------------------------------------------
SINGAPORE (4.3%)
 City Developments, Ltd.....................................  70,000     566,312
 Keppel Corp., Ltd..........................................  50,000     217,812
 Singapore Land, Ltd........................................  20,000      93,348
 Wing Tai Holdings, Ltd..................................... 210,000     543,078
                                                                     -----------
                                                                       1,420,550
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
SPAIN (3.2%)
 Empresa Nacional de Electricidad S.A. .....................  6,820 $   477,237
 Telefonica de Espana S.A................................... 15,970     409,501
 Vallehermoso S.A. .........................................  6,220     153,317
                                                                    -----------
                                                                      1,040,055
-------------------------------------------------------------------------------
SWITZERLAND (7.3%)
 ABB AG (Bearer)............................................    263     318,707
 *Ciba Specialty Chemicals AG (Registered)..................    518      44,661
 Novartis AG (Registered)...................................    688     907,058
 Winterthur Schweizerische (Registered).....................    421     302,388
 Zurich Versicherungs (Registered)..........................  2,470     811,595
                                                                    -----------
                                                                      2,384,409
-------------------------------------------------------------------------------
THAILAND (1.3%)
 Bangkok Bank plc........................................... 47,000     435,452
-------------------------------------------------------------------------------
UNITED KINGDOM (11.0%)
 Abbey National plc......................................... 18,400     256,380
 BOC Group plc.............................................. 14,100     215,826
 British Aerospace plc...................................... 10,400     220,904
 British Airport Authority plc.............................. 19,300     159,476
 British Petroleum Co. plc.................................. 17,522     200,994
 Cadbury Schweppes plc...................................... 22,600     187,476
 Carlton Communications plc................................. 24,000     196,756
 Commercial Union plc....................................... 16,900     186,193
 Glaxo Wellcome plc......................................... 19,100     375,371
 Grand Metropolitan plc..................................... 26,100     217,778
 Kingfisher plc............................................. 19,000     205,635
 Ladbroke Group plc......................................... 54,300     202,346
 Lloyds TSB Group plc....................................... 32,720     298,462
 Safeway plc................................................ 44,100     244,361
 Williams Holdings plc...................................... 40,700     218,927
 Wolseley plc............................................... 25,000     200,094
                                                                    -----------
                                                                      3,586,979
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $29,383,624)......................         31,450,330
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                            FACE
                                                           AMOUNT     VALUE+
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.5%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc., 5.20%, dated 04/30/97 due
  05/01/97, to be repurchased at $1,137,164,
  collateralized by $1,143,510 of various U.S. Treasury
  Notes, 4.75%-6.125%, due from 08/31/98-10/31/98,
  valued at $1,137,914 (COST $1,137,000)................ $1,137,000 $ 1,137,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (COST $30,520,624)(a).........             32,587,330
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (0.4%)...............                150,441
-------------------------------------------------------------------------------
NET ASSETS (100%).......................................            $32,737,771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + See Note A to Financial Statements.
 * Non-Income Producing Security.
ADR--American Depository Receipt.
BDR--British Depository Receipt.
(a) The cost for federal income tax purposes was $30,529,713. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $2,057,617. This consisted of aggregate gross unrealized appreciation for all securities of $3,293,913 and aggregate gross unrealized depreciation for all securities of $1,236,296.

   The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

At April 30, 1997 sector diversification of the Portfolio was as follows:

                                                             % OF
                                                             NET
SECTOR DIVERSIFICATION (UNAUDITED)                          ASSETS     VALUE
-------------------------------------------------------------------------------
Aerospace & Defense........................................   0.7%  $   220,904
Agriculture................................................   5.3     1,742,362
Automotive.................................................   6.6     2,162,955
Banks......................................................   9.6     3,128,642
Basic Resources............................................   0.7       233,770
Beverages, Food & Tobacco..................................   1.7       548,133
Broadcasting & Publishing..................................   1.9       611,299
Building Materials.........................................   0.7       213,989
Capital Equipment..........................................   1.2       394,391
Chemicals..................................................   3.9     1,290,383
Construction...............................................   1.1       351,918
Consumer Durables..........................................   0.7       217,778
Consumer Non-Durables......................................   0.9       286,727
Electronics................................................   3.6     1,170,965
Energy.....................................................   1.5       497,319
Entertainment & Leisure....................................   0.6       202,346
Financial Services.........................................   5.7     1,853,941
Holding Company............................................   3.2     1,052,919
Industrial.................................................   4.5     1,479,124
Insurance..................................................   5.1     1,683,656
Manufacturing..............................................   2.2       719,825
Metals.....................................................   0.6       205,313
Oil & Gas..................................................   1.6       515,999
Paper & Packaging..........................................   1.4       449,469
Pharmaceuticals............................................   2.0       651,953
Print & Publishing.........................................   1.1       374,008
Real Estate................................................   6.8     2,224,018
Repurchase Agreement.......................................   3.5     1,137,000
Retail.....................................................   3.4     1,112,040
Services...................................................   2.2       734,595
Telecommunications.........................................   8.9     2,924,737
Transportation.............................................   2.0       647,266
Utilities..................................................   4.7     1,547,586
                                                            -----   -----------
Total Investments..........................................  99.6%  $32,587,330
Other Assets and Liabilities...............................   0.4       150,441
                                                            -----   -----------
Net Assets................................................. 100.0%  $32,737,771
                                                            =====   ===========

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................. $30,520,624
                                                                   ===========
 Investments, at Value............................................ $32,587,330
 Cash.............................................................         193
 Foreign Currency (Cost $17,168)..................................      17,140
 Receivable for Investments Sold..................................      57,346
 Dividends Receivable.............................................      78,749
 Receivable for Portfolio Shares Sold.............................      93,243
 Foreign Withholding Tax Reclaim Receivable.......................      13,966
 Deferred Organization Costs--Note A..............................       4,628
 Interest Receivable..............................................         164
 Other Assets.....................................................          93
-------------------------------------------------------------------------------
  Total Assets....................................................  32,852,852
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investment Advisory Fees--Note B.....................       4,883
 Payable for Portfolio Shares Redeemed............................      13,826
 Payable for Administrative Fees--Note C..........................      12,772
 Payable for Distribution and Service Fees--Note E................       1,542
 Payable for Account Services Fees--Note F........................       3,851
 Payable for Trustees' Fees--Note G...............................         483
 Other Liabilities................................................      77,724
-------------------------------------------------------------------------------
  Total Liabilities...............................................     115,081
-------------------------------------------------------------------------------
NET ASSETS........................................................ $32,737,771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital.................................................. $30,707,096
 Undistributed Net Investment Income..............................      19,125
 Accumulated Net Realized Loss....................................     (53,598)
 Unrealized Appreciation..........................................   2,065,148
-------------------------------------------------------------------------------
NET ASSETS........................................................ $32,737,771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Net Assets....................................................... $28,818,041
 Net Asset Value, Offering and Redemption Price Per Share
  2,705,133 shares outstanding (Unlimited authorization, no par
  value).......................................................... $     10.65
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Net Assets....................................................... $ 3,919,730
 Net Asset Value, Offering and Redemption Price Per Share 368,199
  shares outstanding (Unlimited authorization, no par value)...... $     10.65
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year ended April 30, 1997

----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.................................................            $  360,664
 Interest..................................................                85,656
 Less Foreign Taxes Withheld...............................               (33,977)
----------------------------------------------------------------------------------
  Total Income.............................................               412,343
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees...............................................  $140,978
  Less: Fees Waived........................................   (99,017)     41,961
                                                             --------
 Administrative Fees--Note C...............................               108,094
 Custodian Fees--Note D....................................                35,944
 Printing Fees.............................................                27,618
 Filing and Registration Fees..............................                32,766
 Audit Fees................................................                16,767
 Account Services Fees--Note F.............................                 3,851
 Trustees' Fees--Note G....................................                 2,183
 Amortization of Organization Expense--Note A..............                 1,945
 Distribution and Service Fees--Institutional Service Class
  Shares--Note E...........................................                 1,542
 Other Expenses............................................                12,425
----------------------------------------------------------------------------------
  Total Expenses...........................................               285,096
 Expense Offset--Note A....................................                 (450)
----------------------------------------------------------------------------------
  Net Expenses.............................................               284,646
----------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................               127,697
----------------------------------------------------------------------------------
NET REALIZED LOSS:
 Investments...............................................               (54,964)
 Foreign Currency Transactions.............................               (47,587)
----------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS..............................................              (102,551)
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments...............................................             1,540,279
 Foreign Currency Translations.............................                (3,259)
----------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION...             1,537,020
----------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY...............             1,434,469
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......            $1,562,166
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED   YEAR ENDED
                                                           APRIL 30,    APRIL 30,
                                                             1997         1996
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income..................................  $   127,697  $    63,397
 Net Realized Gain (Loss)...............................     (102,551)     142,191
 Net Change in Unrealized Appreciation/Depreciation.....    1,537,020      453,055
-----------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.    1,562,166      658,643
-----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class...................................      (23,511)      (4,038)
 In Excess of Net Investment Income:
  Institutional Class...................................          --       (20,271)
 Net Realized Gain:
  Institutional Class...................................     (203,657)     (16,206)
-----------------------------------------------------------------------------------
   Total Distributions..................................     (227,168)     (40,515)
-----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
 Institutional Class:
  Issued--Regular.......................................   25,675,829    4,553,899
    --In Lieu of Cash Distributions.....................      156,098       40,436
  Redeemed..............................................   (6,848,127)  (2,155,730)
-----------------------------------------------------------------------------------
   Net Increase from Institutional Class Shares.........   18,983,800    2,438,605
-----------------------------------------------------------------------------------
 Institutional Service Class:
  Issued--Regular.......................................    3,864,032          --
  Redeemed..............................................      (37,097)         --
-----------------------------------------------------------------------------------
   Net Increase from Institutional Service Class Shares.    3,826,935          --
-----------------------------------------------------------------------------------
   Net Increase from Capital Share Transactions.........   22,810,735    2,438,605
-----------------------------------------------------------------------------------
   Total Increase.......................................   24,145,733    3,056,733
Net Assets:
 Beginning of Year......................................    8,592,038    5,535,305
-----------------------------------------------------------------------------------
 End of Year (including undistributed and distributions
  in excess of net investment income of $19,125 and
  $(20,271), respectively)..............................  $32,737,771  $ 8,592,038
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INSTITUTIONAL
                                    INSTITUTIONAL CLASS          SERVICE CLASS
                               --------------------------------- --------------
                                 YEARS ENDED
                                  APRIL 30,       SEPTEMBER 16,   DECEMBER 31,
                               ----------------     1994*** TO     1996*** TO
                                1997     1996     APRIL 30, 1995 APRIL 30, 1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD....................... $ 10.27  $  9.50       $10.00        $ 10.53
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERA-
 TIONS
 Net Investment Income........    0.06     0.07         0.04           0.01
 Net Realized and Unrealized
  Gain (Loss) on Investments..    0.42     0.75        (0.54)++        0.11
-------------------------------------------------------------------------------
  Total from Investment Opera-
   tions......................    0.48     0.82        (0.50)          0.12
-------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income........   (0.01)   (0.00)@        --             --
 In Excess of Net Investment
  Income......................   (0.00)   (0.03)         --             --
 Net Realized Gain............   (0.09)   (0.02)         --             --
-------------------------------------------------------------------------------
  Total Distributions.........   (0.10)   (0.05)         --             --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERI-
 OD........................... $ 10.65  $ 10.27       $ 9.50        $ 10.65
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.................    4.67%    8.67%       (5.00)%**       1.14%**
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Thousands)................. $28,818  $ 8,592       $5,535        $ 3,920
 Ratio of Expenses to Average
  Net Assets..................    1.50%    1.45%        1.00%*         1.76%*
 Ratio of Net Investment
  Income to Average Net
  Assets......................    0.68%    0.88%        1.49%*         0.59%*
 Portfolio Turnover Rate......      47%      59%          81%            47%
 Average Commission Rate#..... $0.0323  $0.0316          N/A        $0.0323
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and
  Expenses Assumed by the
  Adviser..................... $  0.05  $  0.13       $ 0.13        $  0.01
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets.....................    1.50%    1.43%        1.00%*         1.75%*
-------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 ++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
  # Beginning with fiscal year 1996, the portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  @ Amount is less than $0.01 per share.

   The accompanying notes are an integral part of the financial statements.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The MJI International Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the MJI International Equity Portfolio is to provide maximum total return, including both capital appreciation and current income, by investing primarily in the common stocks of companies based outside of the United States.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Quotations of foreign securities and other assets in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income or gains are earned.

  For the year ended April 30, 1997, the Portfolio expects to defer to May 1, 1997 for Federal income tax purposes, post-October currency losses of approximately $19,000.

  At April 30, 1997, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $45,000 which will expire on April 30, 2005.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default

                      MJI INTERNATIONAL EQUITY PORTFOLIO
  or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions, deferred organization costs and the timing of the recognition of gains or losses on investments.

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of $64,790 to decrease undistributed net investment income and $68,101 to decrease accumulated net realized loss, with a decrease to paid in capital of $3,311.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

  7. ORGANIZATION COSTS: Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

  8. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Murray Johnstone International Ltd., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.75% of average daily net assets of the Portfolio's Institutional Class Shares and Service Class Shares, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.06% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the year ended April 30, 1997, $96,855 was paid to CGFSC for its services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to April 30, 1997, the amount charged to the Portfolio by the Bank aggregated $24,940, of which $22,624 is unpaid at April 30, 1997.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolio made purchases of $30,109,744 and sales of $8,154,409 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, 55.8% and 99.9% of total shares outstanding were held by 3 and 2 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning more than 10% of the aggregate total shares outstanding.

At April 30, 1997, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                                 INSTITUTIONAL CLASS      INSTITUTIONAL SERVICE
                                       SHARES                 CLASS SHARES
                            ----------------------------- ---------------------
                                 YEAR           YEAR          DECEMBER 31,
                                ENDED          ENDED            1996* TO
                            APRIL 30, 1997 APRIL 30, 1996    APRIL 30, 1997
                            -------------- -------------- ---------------------
Shares Issued..............   2,516,858        465,365           371,710
In Lieu of Cash Distribu-
 tions.....................      15,170          4,217               --
Shares Redeemed............    (663,721)      (215,563)           (3,511)
                              ---------       --------           -------
Net Increase from Capital
 Share Transactions........   1,868,307        254,019           368,199
                              =========       ========           =======

* Commencement of Operations

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
MJI International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MJI International Equity Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997



-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

Foreign taxes during the fiscal year ended April 30, 1997 amounting to approximately $34,000 are expected to be passed through to the shareholders as foreign tax credits on Form 1099--DIV for the year ending December 31, 1997 which shareholders of this Portfolio will receive in late January, 1998.

MJI International Equity Portfolio hereby designates approximately $38,000 as a long-term capital gain dividend for the purpose of the dividend paid deduction on its federal income tax return. In addition, for the fiscal year ended April 30, 1997, gross income derived from sources within foreign countries amounted to approximately $362,000 for the Portfolio.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                           NEWBOLD'S EQUITYPORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        Michael E. DeFao
Trustee, President and Chairman         Secretary

John T. Bennett, Jr.                    Karl O. Hartmann
Trustee                                 Assistant Secretary

Philip D. English                       Gary L. French
Trustee                                 Treasurer

William A. Humenuk                      Robert R. Flaherty
Trustee                                 Assistant Treasurer

Peter M. Whitman, Jr.                   Gordon M. Shone
Trustee                                 Assistant Treasurer

William H. Park
Vice President

-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Newbold's Asset Management, Inc.
 950 Haverford Road
 Bryn Mawr, PA 19010

-------------------------------------------------------------------------------

ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.




================================================================================



                       [LOGO OF UAM FUNDS APPEARS HERE]



                                   NEWBOLD'S
                                    EQUITY
                                   PORTFOLIO



================================================================================




                                 ANNUAL REPORT
                                APRIL 30, 1997

Fellow Shareholder:

  During Newbold's Equity Portfolio's 1997 fiscal year, which ended on April 30, the stock market extended its long-running rally. The S&P 500 Index posted a total return of 25.12% in this period, and the average Growth & Income fund as calculated by Lipper Analytical Services delivered a return of 18.51%. The Portfolio provided a return of 19.89% during the fiscal year.

MARKET PERSPECTIVE

  The fiscal year ended April 30, 1997, marked a continuation in the historic rise in equity prices that began in August 1982. If we turned back the clock to July 31, 1982, we would find that the yield on the 30-year Treasury bond stood at 13.4% (vs. 7.0% as of April 30, 1997), the year-over-year increase in the Consumer Price Index was 6.6% (vs. 2.5% as of April 30), and the annualized total return of the S&P 500 Index over the previous fourteen years was under 6%. Over the subsequent 14+ years from August 1982 through April 1997, a period that included two of the longest economic expansions in the last half-century, the S&P 500 Index produced an astonishing annualized return of 18.54%.

  It is worth noting that the performance record of the S&P 500 Index since 1994 has been dominated by relatively few of the very largest capitalization stocks that are members of the Index. To illustrate, while the return of the capitalization-weighted S&P 500 Index was 25.12% for the twelve months ended April 30, 1997, the return of the average stock in the S&P 500 Index on an equal-weighted basis was a mere 10.52%. Under these unusual conditions, it has proven to be difficult for most active managers like Newbold's, who manage broadly diversified portfolios, to keep pace with the popular averages.

  The powerful forces that contributed to this unprecedented rise in the value of financial assets have been well documented and may continue to propel equity returns to above-average levels for some time to come. We believe, however, that overall market returns are bound to regress eventually toward the long-term average and that indexing strategies will eventually be less successful as the market broadens. More traditional value considerations, such as dividend yields and price relative to earnings, will not be as outdated a notion as they have appeared in recent times, and our fundamental value approach should continue to produce solid returns.

PORTFOLIO COMMENTS AND STRATEGY

  Newbold's investment approach seeks to earn a solid return for investors primarily through the careful selection of stocks that we believe are undervalued by the market. During the fiscal year, favorable stock selection in the computers and health care segments contributed positively to the Portfolio's performance relative to the S&P 500 Index. The beverages, food and tobacco segment produced lagging results during the period.

  During the second half of the fiscal year we significantly increased the Portfolio's weighting in bank and insurance stocks. The financial sector currently represents a significant share of our holdings. In spite of the strong performance of the sector in recent years, we feel that this part of the market may still offer good value with the potential for above-average earnings gains. Over the same period we also trimmed the Portfolio's exposure to utilities and telecommunications stocks by a substantial amount. Although these industries appear by some measures to offer low valuations and attractive dividend yields, the potentially treacherous waters of industry deregulation make us cautious.

  Your investment team is focused on uncovering promising investment opportunities among companies that possess compelling valuations, healthy balance sheets and improving fundamental outlooks. As usual, the characteristics of the Portfolio are distinguished by an above-average dividend yield and a below-average price-to earnings ratio. While we have some concerns regarding the lofty valuation levels of the equity market, we continue to remain fully invested in the belief that our value-oriented strategy will enable us to participate in the market's generally upward trend while offering some protection from declines.

NEWBOLD'S ASSET MANAGEMENT, INC.


The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
   NEWBOLD'S EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 INDEX (S&P 500)


                  -----------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED APRIL 30, 1997
                  -----------------------------------------
                        1 YEAR         SINCE 9/13/95*++
                  -----------------------------------------
                        19.89%             19.33%
                  -----------------------------------------


                           [LINE GRAPH APPEARS HERE


                                    NEWBOLD'S
                                  EQUITY PORTFOLIO             S&P 500 INDEX+
                9/13/95*++            10,000                      10,000
                4/30/96               11,131                      11,813
                4/30/97               13,345                      14,780

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

*  Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

+ The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

++ For comparative purposes, the value of the S&P 500 Index on 8/31/95 is used as the beginning value on 9/13/95.


                      Definition of the Comparative Index
                      -----------------------------------

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.


Please note that one cannot invest in an unmanaged index.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.4%)
 United Technologies Corp. ..................................  2,400 $  181,500
-------------------------------------------------------------------------------
AUTOMOTIVE (0.9%)
 Borg-Warner Automotive, Inc. ...............................  2,700    113,400
-------------------------------------------------------------------------------
BANKS (15.4%)
 Banc One Corp. .............................................  3,600    152,550
 BankBoston Corp. ...........................................  4,200    305,550
 Chase Manhattan Corp. ......................................  4,500    416,812
 First Union Corp. ..........................................  4,600    386,400
 Fleet Financial Group, Inc. ................................  6,300    384,300
 NationsBank Corp. ..........................................  5,000    301,875
                                                                     ----------
                                                                      1,947,487
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (2.6%)
 RJR Nabisco Holdings Corp. ................................. 11,100    330,225
-------------------------------------------------------------------------------
CHEMICALS (0.5%)
 Rohm & Haas Co. ............................................    700     58,275
-------------------------------------------------------------------------------
COMPUTERS (5.0%)
 Avnet, Inc. ................................................  3,900    237,412
 International Business Machines Corp. ......................  2,500    401,875
                                                                     ----------
                                                                        639,287
-------------------------------------------------------------------------------
CONSTRUCTION (1.7%)
 Masco Corp. ................................................  5,650    213,287
-------------------------------------------------------------------------------
ENERGY (13.1%)
 Amoco Corp. ................................................  3,750    313,594
 Atlantic Richfield Co. .....................................    900    122,512
 Exxon Corp. ................................................  5,970    338,051
 Mobil Corp. ................................................  2,500    325,000
 Repsol S.A. ADR ............................................  6,500    272,188
 USX-Marathon Group ......................................... 10,200    281,775
                                                                     ----------
                                                                      1,653,120
-------------------------------------------------------------------------------
HEALTH CARE (3.3%)
 Aetna, Inc. ................................................  4,600    419,175
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                             SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
INDUSTRIAL (5.4%)
 AGCO Corp. ................................................ 10,400 $   269,100
 Case Corp. ................................................  7,500     415,312
                                                                    -----------
                                                                        684,412
-------------------------------------------------------------------------------
INSURANCE (9.3%)
 Allstate Corp. ............................................  3,900     255,450
 Equitable of Iowa Cos. ....................................  2,600     127,075
 ITT Hartford Group, Inc. ..................................  6,200     461,900
 Travelers, Inc. ...........................................  6,000     332,250
                                                                    -----------
                                                                      1,176,675
-------------------------------------------------------------------------------
MANUFACTURING (3.8%)
 Harnischfeger Industries, Inc. ............................  9,100     378,787
 Parker-Hannifin Corp. .....................................  2,000      99,500
                                                                    -----------
                                                                        478,287
-------------------------------------------------------------------------------
METALS (3.0%)
 Aluminum Company of America ...............................  2,700     188,663
 Reynolds Metals Co. .......................................  2,800     190,050
                                                                    -----------
                                                                        378,713
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (3.1%)
 Xerox Corp. ...............................................  6,300     387,450
-------------------------------------------------------------------------------
OIL & GAS (2.0%)
 *Noble Drilling Corp. .....................................  7,300     126,838
 *Reading & Bates Corp. ....................................  5,600     125,300
                                                                    -----------
                                                                        252,138
-------------------------------------------------------------------------------
REAL ESTATE (2.8%)
 Meditrust .................................................  5,000     182,500
 Simon Debartolo Group Inc. ................................  6,200     177,475
                                                                    -----------
                                                                        359,975
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
 Equity Residential Properties Trust .......................  4,800     210,000
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                            SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
RETAIL (4.9%)
 American Stores Co. ......................................   4,800 $   218,400
 Dillard Department Stores, Class A .......................   6,500     200,688
 *Nine West Group, Inc. ...................................   5,000     198,125
                                                                    -----------
                                                                        617,213
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (5.7%)
 GTE Corp. ................................................   7,800     357,825
 NYNEX Corp. ..............................................   7,000     362,250
                                                                    -----------
                                                                        720,075
-------------------------------------------------------------------------------
TRANSPORTATION (7.8%)
 Burlington Northern Santa Fe .............................   2,700     212,625
 Delta Air Lines, Inc. ....................................   1,400     128,975
 Hertz Corp., Class A .....................................   4,000     116,000
 Southwest Airlines Co. ...................................   9,600     264,000
 *Team Rental Group, Inc. .................................  11,600     261,000
                                                                    -----------
                                                                        982,600
-------------------------------------------------------------------------------
UTILITIES (6.2%)
 Entergy Corp. ............................................  10,850     253,619
 GPU, Inc. ................................................   4,650     149,963
 PanEnergy Corp. ..........................................   2,950     130,538
 TransCanada Pipelines Ltd. ...............................  13,800     251,850
                                                                    -----------
                                                                        785,970
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $10,875,956).....................          12,589,264
-------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
 Chase Securities, Inc. 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $45,007, collateralized by
  $45,258 of various U.S. Treasury Notes, 4.75%-6.125%, due
  from 08/31/98-10/31/98, valued at $45,036 (COST $45,000). $45,000      45,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (COST $10,920,956)(a)............          12,634,264
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997


                                                                       VALUE+
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (0.1%)....................        $     7,563
--------------------------------------------------------------------------------
NET ASSETS (100%)............................................        $12,641,827
================================================================================

+    See Note A to Financial Statements.
*    Non--Income Producing Security.
ADR--American Depositary Receipt.
(a) The cost for federal income tax purposes was $10,901,697. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $1,732,567. This consisted of aggregate gross unrealized appreciation for securities of $1,894,511 and aggregate gross unrealized depreciation for all securities of $161,944.






   The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997


-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost.............................................. $10,920,956
                                                                    ===========
 Investments, at Value............................................. $12,634,264
 Cash..............................................................      18,350
 Receivable due from Investment Adviser--Note B....................      14,959
 Dividends and Interest Receivables................................      14,712
 Other Assets......................................................         149
-------------------------------------------------------------------------------
  Total Assets.....................................................  12,682,434
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Administrative Fees--Note C...........................       7,938
 Payable for Trustees' Fees--Note G................................         478
 Other Liabilities.................................................      32,191
-------------------------------------------------------------------------------
  Total Liabilities................................................      40,607
-------------------------------------------------------------------------------
NET ASSETS......................................................... $12,641,827
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital................................................... $ 9,624,341
 Undistributed Net Investment Income...............................      19,698
 Accumulated Net Realized Gain.....................................   1,284,480
 Unrealized Appreciation...........................................   1,713,308
-------------------------------------------------------------------------------
NET ASSETS......................................................... $12,641,827
================================================================================
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited Authorization, no par
  value)...........................................................   1,098,695
 Net Asset Value, Offering and Redemption Price Per Share.......... $     11.51
================================================================================


    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended April 30, 1997

---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.................................................           $  412,939
 Interest..................................................               29,553
---------------------------------------------------------------------------------
  Total Income.............................................              442,492
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees............................................... $ 73,749
  Less: Fees Waived........................................  (73,749)        --
                                                            --------
 Administrative Fees--Note C...............................               70,748
 Registration Fees.........................................               25,546
 Printing Fees.............................................               18,559
 Auditing Fees.............................................               10,386
 Legal Fees................................................               10,340
 Trustees' Fees--Note G....................................                2,190
 Custodian Fees--Note D....................................                1,924
 Other Expenses............................................                1,156
 Expenses Assumed by Adviser--Note B.......................               (7,973)
---------------------------------------------------------------------------------
  Total Expenses...........................................              132,876
 Expense Offset--Note A....................................                  (80)
  Net Expenses.............................................              132,796
---------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................              309,696
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS...........................            1,768,701
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS.................................................              741,741
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS....................................            2,510,442
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......           $2,820,138
=================================================================================



    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR      SEPTEMBER 13,
                                                         ENDED       1995* TO
                                                       APRIL 30,     APRIL 30,
                                                         1997          1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income............................... $   309,696   $   163,403
 Net Realized Gain...................................   1,768,701       128,335
 Net Change in Unrealized Appreciation/Depreciation..     741,741       971,567
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
    Operations.......................................   2,820,138     1,263,305
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income...............................    (319,779)     (133,247)
 Net Realized Gain...................................  (1,673,443)      (23,745)
--------------------------------------------------------------------------------
  Total Distributions................................  (1,993,222)     (156,992)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.....................................   1,122,250    18,446,170
       --In Lieu of Cash Distributions...............   1,944,748       134,188
 Redeemed............................................  (5,341,743)   (5,597,015)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transac-
   tions.............................................  (2,274,745)   12,983,343
--------------------------------------------------------------------------------
 Total Increase (Decrease)...........................  (1,447,829)   14,089,656
Net Assets:
 Beginning of Period.................................  14,089,656           --
--------------------------------------------------------------------------------
 End of Period (including undistributed net invest-
  ment income of $19,698 and $30,156, respectively).. $12,641,827   $14,089,656
================================================================================
(1) Shares Issued and Redeemed:......................
    Shares Issued....................................      99,728     1,820,335
    In Lieu of Cash Distributions....................     183,735        12,814
    Shares Redeemed..................................    (467,635)     (550,282)
--------------------------------------------------------------------------------
                                                         (184,172)    1,282,867
================================================================================

* Commencement of Operations



    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         YEAR    SEPTEMBER 13,
                                                         ENDED     1995* TO
                                                       APRIL 30,   APRIL 30,
                                                         1997        1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 10.98     $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income................................     0.24        0.14
 Net Realized and Unrealized Gain on Investments......     1.79        0.98
-------------------------------------------------------------------------------
  Total From Investment Operations....................     2.03        1.12
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income................................    (0.25)      (0.12)
 Net Realized Gain....................................    (1.25)      (0.02)
-------------------------------------------------------------------------------
  Total Distributions.................................    (1.50)      (0.14)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................  $ 11.51     $ 10.98
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.........................................    19.89%      11.31%***
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)................  $12,642     $14,090
 Ratio of Expenses to Average Net Assets..............     0.90%       0.90%**
 Ratio of Net Investment Income to Average Net Assets.     2.10%       2.27%**
 Portfolio Turnover Rate..............................       83%         75%
 Average Commission Rate..............................  $0.0599     $0.0566
-------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the
 Adviser Per Share....................................  $  0.06     $  0.06
Ratio of Expenses to Average Net Assets Including Ex-
 pense Offsets........................................     0.90%       0.90%**
-------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.



    The accompanying notes are an integral part of the financial statements.

                          NEWBOLD'S EQUITY PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Newbold's Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. At April 30, 1997, Institutional Class Shares are the only active class of shares for the Newbold's Equity Portfolio. The objective of the Newbold's Equity Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in a diversified portfolio of undervalued equity securities of statistically attractive companies.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                          NEWBOLD'S EQUITY PORTFOLIO

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, return of capital dividends, and in-kind contributions.

    Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of $375 to decrease undistributed net investment income and $365,127 to increase accumulated net realized gain, with a decrease to paid in capital of $364,752.

    Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Newbold's Asset Management Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.90% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.06% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain

                          NEWBOLD'S EQUITY PORTFOLIO
services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the year ended April 30, 1997, $61,963 was paid to CGFSC for its services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to April 30, 1997, the amount charged to the Portfolio by the Bank aggregated $1,844, all of which is unpaid at April 30, 1997.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. For the period February 28, 1997 to April 30, 1997, the Portfolio was not charged a fee under the Services Agreement.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolio made purchases of $11,713,353 and sales of $14,555,693 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At April 30, 1997, 31.6% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Newbold's Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Newbold's Equity Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997



-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

At April 30, 1997, the Portfolio hereby designates approximately $1,018,000 as a long-term capital gain dividend for the purpose of the dividend paid deduction on its Federal income tax return.

For the year ended April 30, 1997, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 38.38%.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                                TJ CORE EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer        Michael E. DeFao
Trustee, President      Secretary
and Chairman
                        Karl O. Hartmann
John T. Bennett, Jr.    Assistant Secretary
Trustee
                        Gary L. French
Philip D. English       Treasurer
Trustee
                        Robert R. Flaherty
William A. Humenuk      Assistant Treasurer
Trustee
                        Gordon M. Shone
Peter M. Whitman, Jr.   Assistant Treasurer
Trustee

William H. Park
Vice President
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Tom Johnson Investment Management, Inc.
 211 North Robinson, Suite 450
 Oklahoma City, OK 73102
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]

                                   TJ CORE
                                   EQUITY
                                  PORTFOLIO

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

Dear Shareholders,

  The equity markets continued their strong bull market performance for the twelve month period ended April 30, 1997. The extraordinary gains in the Dow Jones Industrial Average and the Standard & Poor's 500 Index were briefly slowed by nearly ten percent corrections in July of 1996 and again in the first quarter of 1997. However, each short-lived correction was followed by strong broad based rallies, and both the Dow Jones Industrial Average and the S&P 500 posted large gains of 28.61 percent and 25.12 percent, respectively, for the twelve month period ended April 30, 1997. For the same twelve month period the TJ Core Equity Portfolio produced gains of 20.14 percent.

  Market valuation levels continue to be stretched above and beyond historical ranges, and the defensive portfolio posture and conservative management style consistent with the objectives of Tom Johnson Investment Management Inc. have not participated as fully as more aggressive approaches in these overextending rallies. As a result, the Portfolio underperformed the broader market indices for the year ended April 30, 1997.

  The fiscal quarter ended April 30, 1997, showed more signs of increasing volatility in the equity and fixed income markets. The fixed income markets reacted to the Federal Reserve's 25 basis point increase in the Fed Funds rate and sent the yield on the 30 year U.S. Treasury bond above 7.0 percent for the first time since September 1996. The broad based equity averages also reacted negatively as the Dow Jones Industrial Average and the S&P 500 experienced corrections of nearly 10 percent from the record highs set in February. The correction was very short-lived as equity markets rallied to near record highs and 30 year treasury bond yields declined to below 7.0 percent with a yield of
6.95 percent at the quarter end of April 30, 1997. The increased volatility in the markets has provided opportunities for the Adviser to find issues at attractive valuations and solidify the Portfolio's long term position. For the quarter ended April 30, 1997, the TJ Core Equity Portfolio outperformed the S&P 500 Index with a return of 3.00 percent versus the index return of 2.42 percent.

  The Adviser has taken advantage of the increasing volatility and used this opportunity to cut back some of the Portfolio's fully valued positions, and reinvest the proceeds to increase current holdings or purchase new positions in more attractively valued stocks. During the twelve months ended April 30, 1997, the Portfolio reduced positions in Compaq Computers Inc., Bristol-Meyers Inc., Merck & Co., Unilever, and General Electric. The proceeds from these sales were used to purchase new positions in currently out of favor low cost industry leaders such as Southwest Airlines, Wal-Mart Stores, Block, H&R Inc., International Business Machines and Columbia Healthcare. The remaining proceeds were used to increase the Portfolio's position in attractively valued existing holdings of AT&T Inc., Ford Motor Co., Cognizant Inc. and Foster Wheeler Co.

  The recent volatility in stock prices is expected to continue as momentum investors jump from one market segment to another in search of the level of performance enjoyed in recent years. In our view, returns similar to the recent year's outstanding gains are not likely, as the economic outlook becomes more uncertain and earnings advances become more difficult to maintain. As a result, the Adviser will continue to emphasize the defensive posture of the TJ Core Equity Portfolio, and will use instances of increasing volatility as opportunities to accumulate undervalued companies with favorable long term prospects.

Tom Johnson Investment Management, Inc.

  The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
           COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE
    TJ CORE EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 INDEX (S&P 500)


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED APRIL 30, 1997
--------------------------------------------------------------------------------
               1 YEAR                          SINCE 9/28/95*++
--------------------------------------------------------------------------------
               20.14%                              19.91%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                TJ CORE EQUITY PORTFOLIO                S&P 500 INDEX+
9/28/95*++              10,000                             10,000
4/30/96                 11,113                             11,335
4/30/97                 13,351                             14,182

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

*  Commencement of Operations

** Total return of the Portfolio reflects fees waived and expenses assumed by the Adviser. Without such reduction of expenses, total return would be lower.

+ The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

++ For comparative purposes, the value of the S&P 500 Index on 9/30/95 is used as the beginning value on 9/28/95.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------
The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (96.0%)
-------------------------------------------------------------------------------
AUTOMOTIVE (4.3%)
 Ford Motor Co. ............................................. 3,600  $  125,100
-------------------------------------------------------------------------------
BANKS (3.4%)
 First Union Corp. ..........................................   600      50,400
 NationsBank Corp. ..........................................   800      48,300
                                                                     ----------
                                                                         98,700
-------------------------------------------------------------------------------
BASIC RESOURCES (1.7%)
 Halliburton Co. ............................................   700      49,437
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (4.5%)
 Anheuser-Busch Cos., Inc....................................   400      17,150
 Heinz (H.J.) Co. ........................................... 1,500      62,250
 Sara Lee Corp............................................... 1,200      50,400
                                                                     ----------
                                                                        129,800
-------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (8.7%)
 Dun & Bradstreet Corp. ..................................... 3,800      93,575
 Gannett Co. ................................................ 1,000      87,250
 McGraw-Hill Cos., Inc. ..................................... 1,400      71,225
                                                                     ----------
                                                                        252,050
-------------------------------------------------------------------------------
BUILDING MATERIALS (4.0%)
 Foster Wheeler Corp. ....................................... 3,000     115,875
-------------------------------------------------------------------------------
CHEMICALS (3.4%)
 Mallinckrodt Group, Inc. ................................... 2,700      98,212
-------------------------------------------------------------------------------
ELECTRONICS (1.2%)
 General Electric Co. .......................................   300      33,262
-------------------------------------------------------------------------------
ENERGY (7.2%)
 Amoco Corp.................................................. 1,000      83,625
 Coastal Corp................................................ 1,500      71,250
 Mobil Corp. ................................................   400      52,000
                                                                     ----------
                                                                        206,875
-------------------------------------------------------------------------------
FINANCIAL SERVICES (10.3%)
 American Express Co. ....................................... 1,000      65,875
 Block, H&R Inc. ............................................ 3,700     119,325
 Fannie Mae.................................................. 1,700      69,913
 Lehman Brothers Holdings, Inc. ............................. 1,200      40,650
                                                                     ----------
                                                                        295,763
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
HEALTH CARE (2.8%)
 Columbia/HCA Healthcare Corp. ..............................   500  $   17,500
 United Healthcare Corp...................................... 1,300      63,212
                                                                     ----------
                                                                         80,712
-------------------------------------------------------------------------------
HOLDING COMPANY (1.2%)
 Textron, Inc. ..............................................   300      33,413
-------------------------------------------------------------------------------
INDUSTRIAL (4.0%)
 Cooper Industries, Inc. .................................... 2,500     115,000
-------------------------------------------------------------------------------
INSURANCE (1.8%)
 ITT Hartford Group, Inc. ...................................   700      52,150
-------------------------------------------------------------------------------
MANUFACTURING (4.8%)
 ITT Industries, Inc. ....................................... 3,600      90,900
 Tyco International Ltd......................................   800      48,800
                                                                     ----------
                                                                        139,700
-------------------------------------------------------------------------------
METALS (2.1%)
 USX-U.S. Steel Group, Inc................................... 2,100      61,425
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.1%)
 Pitney Bowes, Inc. .........................................   500      32,000
-------------------------------------------------------------------------------
PAPER & PACKAGING (2.0%)
 Union Camp Corp. ........................................... 1,200      58,350
-------------------------------------------------------------------------------
PHARMACEUTICALS (3.8%)
 Bristol-Myers Squibb Co. ................................... 1,000      65,500
 Merck & Co., Inc............................................   500      45,250
                                                                     ----------
                                                                        110,750
-------------------------------------------------------------------------------
RETAIL (2.9%)
 Wal-Mart Stores, Inc. ...................................... 3,000      84,750
-------------------------------------------------------------------------------
SERVICES (5.6%)
 ACNielsen Corp..............................................   533       7,995
 Cognizant Corp. ............................................ 2,000      65,250
 WMX Technologies, Inc....................................... 3,000      88,125
                                                                     ----------
                                                                        161,370
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
April 30, 1997

                                                            SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TECHNOLOGY (8.1%)
 Avnet, Inc. .............................................    1,500 $   91,313
 *Compaq Computer Corp. ..................................      500     42,688
 International Business Machines Corp.....................      600     96,450
 NCR Corp. ...............................................      118      3,422
                                                                    ----------
                                                                       233,873
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.0%)
 Lucent Technologies, Inc.................................      486     28,735
-------------------------------------------------------------------------------
TRANSPORTATION (2.6%)
 Southwest Airlines Co....................................    2,700     74,250
-------------------------------------------------------------------------------
UTILITIES (3.5%)
 AT&T Corp................................................    3,000    100,500
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $2,369,970).....................           2,772,052
-------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.20%, dated 04/30/97, due
  05/01/97, to be repurchased at $124,018, collateralized
  by $124,710 of various U.S. Treasury Notes, 4.75%-
  6.125%, due 08/31/98-10/31/98, valued at $124,100
  (COST $124,000)......................................... $124,000    124,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (COST $2,493,970)(a)...........           2,896,052
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-0.3%)................              (7,694)
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $2,888,358
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + See Note A to Financial Statements.
 * Non-Income Producing Security.
(a) The cost for federal income tax purposes was $2,494,270. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $401,782. This consisted of aggregate gross unrealized appreciation for all securities of $442,712 and aggregate gross unrealized depreciation for all securities of $40,930.

   The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................... $2,493,970
                                                                     ==========
 Investments, at Value.............................................. $2,896,052
 Cash...............................................................        550
 Receivable for Portfolio Shares Sold...............................     43,072
 Receivable due from Investment Adviser--Note B.....................     12,798
 Dividends Receivable...............................................      3,451
-------------------------------------------------------------------------------
  Total Assets......................................................  2,955,923
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased..................................     27,029
 Payable for Administrative Fees--Note C............................      7,180
 Payable for Distribution and Service Fees--Note E..................      2,095
 Payable for Portfolio Shares Redeemed..............................      1,056
 Payable for Account Services Fees--Note F..........................        638
 Payable for Trustees' Fees--Note G.................................        498
 Other Liabilities..................................................     29,069
-------------------------------------------------------------------------------
  Total Liabilities.................................................     67,565
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $2,888,358
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital.................................................... $2,436,581
 Undistributed Net Investment Income................................      2,467
 Accumulated Net Realized Gain......................................     47,228
 Unrealized Appreciation............................................    402,082
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $2,888,358
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)............................................................    221,292
 Net Asset Value, Offering and Redemption Price Per Share........... $    13.05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended April 30, 1997

---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends...................................................           $ 39,000
 Interest....................................................              5,459
---------------------------------------------------------------------------------
  Total Income...............................................             44,459
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................. $ 14,372
  Less: Fees Waived..........................................  (14,372)      --
                                                              --------
 Registration and Filing Fees................................             11,642
 Administrative Fees--Note C.................................             60,691
 Custodian Fees--Note D......................................              2,590
 Printing Fees...............................................             18,857
 Audit Fees..................................................             10,635
 Distribution and Service Fees--Note E.......................              4,790
 Account Services Fees--Note F...............................                638
 Trustees' Fees--Note G......................................              2,036
 Other Expenses..............................................              1,536
 Expenses Assumed by the Adviser--Note B.....................            (89,121)
---------------------------------------------------------------------------------
  Total Expenses.............................................             24,294
 Expense Offset--Note A......................................               (321)
---------------------------------------------------------------------------------
  Net Expenses...............................................             23,973
---------------------------------------------------------------------------------
NET INVESTMENT INCOME........................................             20,486
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.............................             60,890
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF
 INVESTMENTS.................................................            317,028
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS......................................            377,918
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........           $398,404
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR     SEPTEMBER 28,
                                                           ENDED       1995* TO
                                                         APRIL 30,     APRIL 30,
                                                            1997         1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.................................  $   20,486   $    5,373
 Net Realized Gain.....................................      60,890        3,130
 Net Change in Unrealized Appreciation/Depreciation....     317,028       85,054
----------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.     398,404       93,557
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................     (18,293)      (5,111)
 Net Realized Gain.....................................     (16,792)         --
----------------------------------------------------------------------------------
  Total Distributions..................................     (35,085)      (5,111)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.......................................   1,596,878    1,021,045
   --In Lieu of Cash Distributions.....................      35,048        5,111
 Redeemed..............................................    (130,217)     (91,272)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........   1,501,709      934,884
----------------------------------------------------------------------------------
 Total Increase........................................   1,865,028    1,023,330
Net Assets:
 Beginning of Period...................................   1,023,330          --
----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $2,467 and $274, respectively).............  $2,888,358   $1,023,330
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................     136,745      100,921
  In Lieu of Cash Distributions........................       3,000          481
  Shares Redeemed......................................     (11,047)      (8,808)
----------------------------------------------------------------------------------
                                                            128,698       92,594
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         YEAR    SEPTEMBER 28,
                                                         ENDED     1995* TO
                                                       APRIL 30,   APRIL 30,
                                                         1997        1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 11.05     $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income................................     0.12        0.06
 Net Realized and Unrealized Gain on Investments......     2.08        1.05
-------------------------------------------------------------------------------
  Total From Investment Operations....................     2.20        1.11
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income................................    (0.11)      (0.06)
 Net Realized Gain....................................    (0.09)        --
-------------------------------------------------------------------------------
  Total Distributions.................................    (0.20)      (0.06)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................  $ 13.05     $ 11.05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.........................................    20.14%      11.13%***
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)................  $ 2,888     $ 1,023
 Ratio of Expenses to Average Net Assets..............     1.26%       1.38%**
 Ratio of Net Investment Income to Average Net Assets.     1.07%       1.06%**
 Portfolio Turnover Rate..............................       27%         17%
 Average Commission Rate..............................  $0.0600     $0.0600
-------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the
 Adviser Per Share....................................  $  0.60     $  0.74
Ratio of Expenses to Average Net Assets Including
 Expense Offsets......................................     1.25%       1.25%**
-------------------------------------------------------------------------------

  * Commencement of Operations.
 ** Annualized.
*** Not Annualized.
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

    The accompanying notes are an integral part of the financial statements.

                           TJ CORE EQUITY PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were composed of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the TJ Core Equity Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                           TJ CORE EQUITY PORTFOLIO

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

    Current year permanent book-tax differences, if any, are not included in ending undistributed net investment (income) loss for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. Through January 1, 1999, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets.

  C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the year ended April 30, 1997, $59,928 was paid to CGFSC for its services.

  D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17,

                           TJ CORE EQUITY PORTFOLIO

1996 to April 30, 1997, the amount charged to the Portfolio by the Bank aggregated $1,772, all of which is unpaid at April 30, 1997.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio is not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of shares owned by clients of the Service Agents.

  F. ACCOUNT SERVICES: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

  G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

  H. PURCHASES AND SALES: For the year ended April 30, 1997, the Portfolio made purchases of $1,879,435 and sales of $503,223 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1997, the Portfolio had no borrowings under the agreement.

  J. OTHER: At April 30, 1997, 69.6% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
TJ Core Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TJ Core Equity Portfolio (the "Portfolio"), a Portfolio of UAM Funds Trust, at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 9, 1997



-------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the period ended April 30, 1997, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 78.60%.